                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  March 1, 2008 -- May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)       ($ X 1,000)
---------------------------------------------------------------------------------
  51.8%    U.S. GOVERNMENT SECURITIES                   214,743          214,152
  30.2%    CORPORATE BONDS                              127,831          124,687
  14.5%    MORTGAGE-BACKED SECURITIES                    65,065           60,133
   2.1%    ASSET-BACKED OBLIGATIONS                       8,769            8,488
   0.5%    PREFERRED STOCK                                2,283            2,267
  28.4%    SHORT-TERM INVESTMENTS                       117,464          117,470
---------------------------------------------------------------------------------
 127.5%    TOTAL INVESTMENTS                            536,155          527,197
  11.3%    COLLATERAL INVESTED FOR SECURITIES
           ON LOAN                                       46,743           46,743
(38.8)%    OTHER ASSETS AND LIABILITIES                                 (160,482)
---------------------------------------------------------------------------------
 100.0%    NET ASSETS                                                    413,458

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
U.S. GOVERNMENT SECURITIES  51.8% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES  17.5%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
    2.75%, 06/18/10 (d)(e)                               45,000           44,629
    3.38%, 06/24/11                                      15,000           14,830
    3.63%, 05/29/13 (d)                                  13,000           12,744
                                                                     -----------
                                                                          72,203

U.S. TREASURY OBLIGATIONS  34.3%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
    1.75%, 03/31/10 (e)                                  18,000           17,734
    2.63%, 05/31/10                                     111,000          111,000
    3.13%, 04/30/13                                       9,000            8,890
    3.50%, 05/31/13                                       4,000            4,018
    4.00%, 02/15/15 (e)                                     300              307
                                                                     -----------
                                                                         141,949
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $214,743)                                                          214,152
                                                                     -----------

CORPORATE BONDS 30.2% OF NET ASSETS

FINANCE  14.4%
--------------------------------------------------------------------------------

BANKING  8.6%
BANK OF AMERICA CORP.
    4.90%, 05/01/13 (e)                                   3,000            2,963
BARCLAYS BANK PLC
    7.38%, 12/15/11 (a)(b)(c)(d)                          4,000            3,939
BBVA BANCOMER CAPITAL TRUST 1
    5.38%, 07/22/10 (a)(b)(c)(d)                          2,000            2,046
BCI US FUNDING TRUST
    8.01%, 07/15/08 (a)(b)(c)(d)                          1,100            1,105
CITIGROUP, INC.
    6.50%, 01/18/11 (e)                                   4,000            4,150
DEUTSCHE BANK CAPITAL TRUST
    4.50%, 06/30/08 (a)(b)(c)                             8,000            7,933
HSBC CAPITAL FUNDING LP
    9.55%, 06/30/10 (a)(b)(c)(d)                          1,500            1,570
ING CAPITAL FUNDING TRUST III
    8.44%, 12/31/10 (a)(b)(d)                             3,000            3,041
JPMORGAN CHASE & CO.
    4.75%, 05/01/13 (e)                                   1,000              983
RBS CAPITAL TRUST IV
    3.50%, 06/30/08 (a)(b)(d)                             5,500            4,401
UBS PREFERRED FUNDING TRUST I
    8.62%, 10/01/10 (a)(b)(e)                             3,125            3,192
                                                                     -----------
                                                                          35,323

BROKERAGE  2.6%
GOLDMAN SACHS GROUP, INC.
    7.80%, 01/28/10 (d)                                   2,000            2,106
    6.88%, 01/15/11 (d)                                   2,000            2,099
LEHMAN BROTHERS HOLDINGS, INC.
    5.63%, 01/24/13                                       4,000            3,810
MORGAN STANLEY
    6.00%, 04/28/15 (d)                                   3,000            2,901
                                                                     -----------
                                                                          10,916

FINANCE COMPANY  2.3%
GENERAL ELECTRIC CAPITAL CORP.
    4.80%, 05/01/13 (d)(e)                                6,500            6,470
ILFC E-CAPITAL TRUST I
    5.90%, 12/21/10 (a)(b)(c)(d)                          2,000            1,698
INTERNATIONAL LEASE FINANCE CORP.
    6.38%, 03/25/13 (d)                                   1,500            1,501
                                                                     -----------
                                                                           9,669

INSURANCE  0.9%
ALLSTATE LIFE GLOBAL FUNDING TRUST
    5.38%, 04/30/13                                       3,500            3,507
                                                                     -----------
                                                                          59,415

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
INDUSTRIAL  12.6%
--------------------------------------------------------------------------------
BASIC INDUSTRY  0.7%
XSTRATA FINANCE (CANADA) LTD.
    5.50%, 11/16/11 (b)(c)                                3,000            2,983

CAPITAL GOODS  1.4%
REXAM PLC
    6.75%, 06/01/13 (b)(c)                                2,000            1,987
WASTE MANAGEMENT, INC.
    7.38%, 08/01/10 (b)(d)                                3,500            3,663
                                                                     -----------
                                                                           5,650

COMMUNICATIONS  3.2%
AT&T, INC.
    4.95%, 01/15/13 (b)(d)                                3,000            2,994
COMCAST HOLDINGS CORP.
    10.63%, 07/15/12 (d)                                  2,965            3,441
NEWS AMERICA HOLDINGS, INC.
    9.25%, 02/01/13 (d)                                     500              570
TCI COMMUNICATIONS, INC.
    9.80%, 02/01/12                                         630              691
TELEFONICA EMISIONES, S.A.U.
    5.98%, 06/20/11 (b)                                   1,000            1,012
TIME WARNER ENTERTAINMENT CO.
    10.15%, 05/01/12 (d)                                  2,000            2,274
VERIZON COMMUNICATIONS, INC.
    5.25%, 04/15/13 (b)(d)                                2,000            2,019
                                                                     -----------
                                                                          13,001

CONSUMER CYCLICAL  2.0%
CVS CAREMARK CORP.
    6.30%, 06/01/08 (a)(b)(d)                             3,000            2,612
FORD MOTOR CREDIT CO.
    5.46%, 07/14/08 (a)(d)                                2,000            1,691
KB HOME
    7.75%, 02/01/10 (b)(d)                                1,000              988
VIACOM, INC.
    5.75%, 04/30/11 (b)(d)                                3,000            3,016
                                                                     -----------
                                                                           8,307

CONSUMER NON-CYCLICAL  2.2%
MEDCO HEALTH SOLUTIONS, INC.
    6.13%, 03/15/13 (b)(d)                                3,000            3,037
PHILIP MORRIS INTERNATIONAL, INC.
    4.88%, 05/16/13                                       1,000              991
SAFEWAY, INC.
    4.95%, 08/16/10 (b)                                   3,000            3,023
THE KROGER CO.
    5.00%, 04/15/13 (b)                                   2,000            1,976
                                                                     -----------
                                                                           9,027

ENERGY  1.7%
CONOCOPHILLIPS
    4.40%, 05/15/13 (b)(e)                                2,000            1,976
HUSKY OIL LTD.
    8.90%, 08/15/08 (a)(b)(d)                             2,000            2,021
XTO ENERGY, INC.
    7.50%, 04/15/12 (b)(d)                                2,960            3,180
                                                                     -----------
                                                                           7,177


TECHNOLOGY  0.7%
XEROX CORP.
    5.65%, 05/15/13 (b)(d)                                3,000            2,979

TRANSPORTATION  0.7%
CANADIAN NATIONAL RAILWAY CO.
    4.95%, 01/15/14 (b)                                   3,000            2,981
                                                                     -----------
                                                                          52,105

UTILITIES  3.2%
--------------------------------------------------------------------------------

ELECTRIC  1.3%
CENTERPOINT ENERGY RESOURCES CORP.
    7.88%, 04/01/13 (b)(d)                                2,974            3,207
ENTERGY GULF STATES, INC.
    4.88%, 11/01/11 (b)(d)                                2,000            1,964
                                                                     -----------
                                                                           5,171

NATURAL GAS  1.9%
ENERGY TRANSFER PARTNERS LP
    6.00%, 07/01/13 (b)                                     700              705
KINDER MORGAN ENERGY PARTNERS LP
    7.50%, 11/01/10 (b)(d)                                4,000            4,223
MAGELLAN MIDSTREAM PARTNERS LP
    6.45%, 06/01/14 (b)(d)                                2,000            2,013
WILLIAMS PARTNERS LP/WILLIAMS PARTNERS FINANCE CORP.
    7.50%, 06/15/11 (b)(d)                                1,000            1,055
                                                                     -----------
                                                                           7,996
                                                                     -----------
                                                                          13,167
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $127,831)                                                          124,687
                                                                     -----------

MORTGAGE-BACKED SECURITIES  14.5% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS  9.7%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
    Series 2005-1 Class 7A2
    5.29%, 03/25/10 (a)(b)(d)                             4,594            4,353
BANC OF AMERICA FUNDING CORP.
    Series 2006-B Class 6A1
    5.88%, 06/01/08 (a)(b)(d)                             1,214            1,129
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
    4.50%, 11/25/18 (b)(d)                                5,063            4,962
Series 2003-2 Class 2A2
    5.25%, 02/25/33 (b)(d)                                4,831            4,863
Series 2004-4 Class A3
    5.25%, 06/25/34 (b)(d)                                  868              855
CITIGROUP MORTGAGE LOAN TRUST, INC.
    Series 2003-1 Class WA1
    6.50%, 06/25/16 (b)(d)                                  111              113

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2003-6T2 Class A2
    5.00%, 06/25/33 (b)(d)                                   29               29
Series 2004-30CB Class 1A2
    4.25%, 02/25/35 (b)(d)                                3,034            3,015
Series 2005-J8 Class 1A3
    5.50%, 07/25/35 (b)(d)                                  209              188
COUNTRYWIDE HOME LOANS
    Series 2005-HYB1 Class 4A1
    5.15%, 06/01/08 (a)(b)(d)                               222              206
JP MORGAN ALTERNATIVE LOAN TRUST
    Series 2006-S1 Class 1A16
    6.00%, 03/25/36 (b)(d)                                5,109            4,988
MASTR ASSET SECURITIZATION TRUST
    Series 2003-10 Class 2A1
    4.50%, 11/25/13 (b)(d)                                  237              231
MORGAN STANLEY MORTGAGE LOAN TRUST
    Series 2004-1 Class 1A8
    4.75%, 11/25/18 (b)(d)                                1,183            1,173
NOMURA ASSET ACCEPTANCE CORP.
    Series 2004-AR1 Class 4A
    7.03%, 06/01/08 (a)(b)(d)                             5,022            4,794
OPTEUM MORTGAGE ACCEPTANCE CORP.
    Series 2005-5 Class 2A1A
    5.47%, 06/01/08 (a)(b)(d)                                37               37
RESIDENTIAL ASSET SECURITIZATION TRUST
    Series 2007-A7 Class A5
    6.00%, 07/25/37 (b)(d)                                5,549            5,343
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2006-AR11 Class A4
    5.52%, 06/01/08 (a)(b)(d)                             3,402            3,342
Series 2006-2 Class 2A3
    5.50%, 03/25/36 (b)(d)                                  636              623
                                                                     -----------
                                                                          40,244

COMMERCIAL MORTGAGE BACKED SECURITIES  4.8%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
    Series 2005-RR Class A1FL
    2.81%, 06/22/08 (a)(b)(c)(d)                          3,999            2,399
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL2 Class A
    5.43%, 06/01/08 (a)(b)(c)(d)                          5,732            5,154
Series 2007-SL3 Class A
    5.94%, 06/01/08 (a)(c)(d)                            14,513           12,336
                                                                     -----------
                                                                          19,889
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $65,065)                                                            60,133
                                                                     -----------


ASSET-BACKED OBLIGATIONS  2.1% OF NET ASSETS
ARIA CDO I (JERSEY) LTD.
    Series 1A-3 Class B1U5
    3.82%, 10/07/08 (a)(b)(c)(d)(f)                       4,000            3,997
STRUCTURED ASSET SECURITIES CORP.
    Series 2005-2XS Class 1A5A
    4.72%, 06/01/08 (a)(b)(d)                             4,910            4,491
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $8,769)                                                              8,488
                                                                     -----------

                                                        NUMBER         VALUE
SECURITY                                              OF SHARES     ($ X 1,000)

PREFERRED STOCK  0.5% OF NET ASSETS
FANNIE MAE (b)(e)                                        80,000            1,939
FIRST REPUBLIC PREFERRED CAPITAL CORP. (b)(c)               300              328
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $2,283)                                                              2,267
                                                                     -----------

SECURITY                                              FACE AMOUNT        VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS  28.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  23.1%
--------------------------------------------------------------------------------
CHARIOT FUNDING LLC
    2.40%, 06/02/08                                      10,000           10,000
CVS CAREMARK CORP.
    2.75%, 06/02/08                                       5,500            5,500
DUKE ENERGY CORP.
    2.75%, 06/02/08                                      10,000           10,000
JUPITER SECURITIZATION CO., LLC
    2.45%, 06/03/08                                       5,000            5,000
KINDER MORGAN ENERGY PARTNERS LP
    2.75%, 06/02/08                                       5,000            5,000
LLOYDS TSB BANK PLC
    2.29%, 06/02/08                                      10,000           10,000
NIEUW AMSTERDAM RECEIVABLES CORP.
    2.57%, 06/02/08                                      10,000           10,000
RABOBANK USA FINANCIAL CORP.
    2.00%, 06/02/08                                      10,000           10,000
ROCKIES EXPRESS PIPELINE LLC
    2.90%, 06/02/08                                      10,000           10,000
TICONDEROGA FUNDING LLC
    2.35%, 06/02/08                                      10,000           10,000
VIACOM, INC.
    2.95%, 06/03/08                                      10,000            9,999
                                                                     -----------
                                                                          95,499

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
REPURCHASE AGREEMENT  5.2%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 05/30/08, due 06/02/08 at 1.98%,
    with a maturity value of $21,476 (fully
    collateralized by Federal Home Loan
    Mortgage Corporation with a value of
    $21,902).                                            21,472           21,472

U.S. TREASURY OBLIGATIONS  0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
    1.00%, 06/12/08 (d)                                     300              300
    1.21%, 06/26/08 (d)                                     200              199
                                                                     -----------
                                                                             499
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $117,464)                                                          117,470
                                                                     -----------


END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 05/31/08, the tax basis cost of the fund's investments was $536,368, and the unrealized appreciation and depreciation were $591 and ($9,762) respectively, with a net unrealized depreciation of ($9,171).

(a) Variable-rate security.

(b) Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $47,475 or 11.5% of net assets.

(d) All or a portion of this security is held as collateral for open future contracts and short sales.

(e) All or a portion of this security is on loan.

(f) Illiquid security. At the period end, the value of these amounted to $3,997 or 1.0% of net assets.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  11.3% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING PRIME
PORTFOLIO                                            46,743,471           46,743


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 05/31/08. All numbers are x1,000 except number of futures contracts.


                                                    NOTIONAL     UNREALIZED
                                                    AMOUNT       GAINS/(LOSSES)
                                                    (USD)        (USD)
SWAP AGREEMENTS  0.1% OF NET ASSETS

INTEREST RATE SWAPS  0.1%
--------------------------------------------------------------------------------
Receive fixed rate payments of 2.75%, Pay
    variable rate payments of 3 month
    LIBOR, expires 06/18/10, Barclays
    Bank plc                                          30,000               (481)
Receive variable rate payments of 3 month
    LIBOR, Pay fixed rate payments of 4.50%,
    expires 06/18/18, Barclays Bank plc                7,500                209
                                                                     -----------
NET UNREALIZED LOSSES ON INTEREST RATE SWAPS                               (272)

CREDIT DEFAULT SWAPS - PURCHASED PROTECTION  0.0%
--------------------------------------------------------------------------------
COMCAST CABLE COMMUNICATIONS
    7.13% due 06/15/13, Pay fixed rate
        payments of 0.75%, expires 06/20//13,
        Barclays Bank plc                              3,000                  9

CREDIT DEFAULT SWAPS - SOLD PROTECTION  0.0%
--------------------------------------------------------------------------------
TIME WARNER CABLE, INC.
    5.85% due 05/01/17, Receive fixed rate
        payments of 1.25%, expires 06/20//13,
        Barclays Bank plc                              3,000                (21)
                                                                     -----------
NET UNREALIZED LOSSES ON CREDIT DEFAULT SWAPS                               (12)
                                                                     -----------
TOTAL UNREALIZED LOSSES ON SWAP AGREEMENTS                                 (284)
NET PREMIUM RECEIVED/PAID                                                   (35)
                                                                     -----------
SWAP AGREEMENTS, AT FAIR VALUE                                             (319)
                                                                     -----------

                                                                      UNREALIZED
                                          NUMBER OF     CONTRACT        GAINS/
                                          CONTRACTS      VALUE         (LOSSES)
FUTURES CONTRACTS
2 YEARS, LONG, U.S. TREASURY NOTE,
    expires 09/30/08                            115      24,222              (4)
2 YEARS, SHORT, U.S. TREASURY NOTE,
    expires 09/30/08                           (71)     (14,954)             33
5 YEARS, SHORT, U.S. TREASURY NOTE,
    expires 09/30/08                           (39)      (4,288)             40
                                                                     -----------
NET UNREALIZED GAINS                                                         69
                                                                     -----------

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  48.7%   MORTGAGE-BACKED SECURITIES                     729,129        705,962
  21.3%   CORPORATE BONDS                                320,758        308,120
  30.2%   U.S. GOVERNMENT SECURITIES                     434,787        438,249
   7.3%   ASSET-BACKED OBLIGATIONS                       110,572        106,165
   0.6%   PREFERRED STOCK                                  8,694          8,783
  23.1%   SHORT-TERM INVESTMENTS                         335,274        335,296
--------------------------------------------------------------------------------
 131.2%   TOTAL INVESTMENTS                            1,939,214      1,902,575
  14.6%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                             211,850        211,850
(45.8)%   OTHER ASSETS AND
          LIABILITIES                                                  (663,783)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                  1,450,642

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 48.7% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 13.2%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
   Series 2005-1 Class 7A2
   5.29%, 03/25/10 (a)(b)(d)                              13,580          12,867
BANC OF AMERICA ALTERNATIVE LOAN TRUST
Series 2003-11 Class 15
   0.35%, 06/01/08 (a)(b)(d)(g)                           36,786             387
Series 2005-2 Class CB
   5.50%, 03/25/35 (b)(d)(g)                               4,397           1,146
Series 2006-4 Class 3CB6
   6.00%, 05/25/46 (b)(d)                                  9,670           8,563
BANC OF AMERICA FUNDING CORP.
   Series 2006-E Class 2A1
   5.83%, 06/01/08 (a)(b)(d)                               4,133           3,847
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
Series 2003-8 Class 5A
   4.41%, 06/01/08 (a)(b)(d)                               7,448           6,913
Series 2005-1 Class 3A1
   5.18%, 06/01/08 (a)(b)(d)                               3,821           3,643
Series 2004-12 Class 1A1
   6.64%, 06/01/08 (a)(b)(d)                               1,380           1,206
CHASE MORTGAGE FINANCE CORP.
   Series 2007-A1 Class 12A3
   5.94%, 06/01/08 (a)(b)(d)                              10,290           8,994
CITICORP MORTGAGE SECURITIES, INC.
Series 2003-10 Class A4
   4.50%, 11/25/18 (b)(d)                                    760             744
Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)(d)                                  5,112           5,146
Series 2003-11 Class 1A4
   5.25%, 12/25/33 (b)(d)                                  1,000             912
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2004-J2 Class 2X
   0.43%, 06/01/08 (a)(b)(d)(g)                           12,508             164
Series 2004-30CB Class 1A2
   4.25%, 02/25/35 (b)(d)                                  2,528           2,513
COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST
Series 2003-56 Class 4A2
   4.93%, 06/01/08 (a)(b)(d)                               6,483           5,716
Series 2003-J6 Class 1A1
   5.50%, 08/25/33 (b)(d)                                  3,893           3,715
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
   Series 2003-8 Class 4PPA
   5.75%, 04/22/33 (b)(d)                                    469             448
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2006-AR5 Class 22A
   5.50%, 10/25/21 (b)(d)                                  7,794           7,122
Series 2006-AR5 Class 23A
   6.00%, 10/25/21 (b)(d)                                 10,468           9,642
Series 2005-6 Class 1A3
   5.50%, 12/25/35 (b)(d)                                  8,619           8,275
FIRST HORIZON ASSET SECURITIES, INC.
   Series 2003-8 Class 1A31
   4.00%, 10/25/33 (b)(d)                                    400             395
GSAA HOME EQUITY TRUST
   Series 2004-NC1 Class AF6
   4.76%, 11/25/33 (b)(d)                                  6,880           6,766
JP MORGAN ALTERNATIVE LOAN TRUST
   Series 2006-S1 Class 1A16
   6.00%, 03/25/36 (b)(d)                                 10,218           9,976
JP MORGAN MORTGAGE TRUST
Series 2007-A1 Class 6A1
   4.78%, 06/01/08 (a)(b)(d)                              13,125          12,654
Series 2007-A3 Class 2A3
   5.82%, 06/01/08 (a)(b)(d)                              15,991          14,713

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
LEHMAN MORTGAGE TRUST
   Series 2006-1 Class 1A4
   5.50%, 02/25/36 (b)(d)                                  5,652           3,074
MASTR SEASONED SECURITIES TRUST
   Series 2005-1 Class 2A1
   6.21%, 06/01/08 (a)(b)(d)                                 732             730
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-A2 Class 2A4
   5.05%, 06/01/08 (a)(b)(d)                              13,052          12,729
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2007-6XS Class 1A2S
   5.50%, 06/01/08 (a)(b)(d)                               8,155           7,277
Series 2004-9 Class 1A
   6.13%, 06/01/08 (a)(b)(d)                                 422             386
Series 2006-2 Class 4A
   6.00%, 02/25/36 (b)(d)                                 10,916          10,152
Series 2006-2 Class 6A
   6.50%, 02/25/36 (b)(d)                                  6,045           5,338
SEQUOIA MORTGAGE TRUST
Series 2004-4 Class B1
   2.98%, 06/20/08 (a)(b)(d)                               1,949           1,570
Series 2004-4 Class B2
   3.38%, 06/20/08 (a)(b)(d)                               1,559           1,133
STRUCTURED ASSET SECURITIES CORP.
Series 2004-2AC Class A1
   4.99%, 06/01/08 (a)(b)(d)                               1,460           1,394
Series 2003-20 Class 2A3
   4.50%, 07/25/18 (b)(d)                                    859             688
Series 2002-AL1 Class A2
   3.45%, 02/25/32 (b)(d)                                  1,414           1,107
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
Series 2003-J Class 2A7
   4.45%, 06/01/08 (a)(b)(d)                               4,285           4,023
Series 2003-J Class 1A4
   4.61%, 06/01/08 (a)(b)(d)                               5,000           4,736
                                                                     -----------
                                                                         190,804
COMMERCIAL MORTGAGE BACKED SECURITIES 5.4%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
   Series 2005-RR Class A1FL
   2.81%, 06/22/08 (a)(b)(c)(d)                           10,999           6,599
BANC OF AMERICA COMMERCIAL MORTGAGE, INC.
Series 2006-1 Class A2
   5.33%, 01/17/11 (a)(b)(d)                               9,000           9,062
Series 2007-1 Class A4
   5.45%, 01/15/49 (b)(d)                                 27,000          25,984
CITIGROUP/DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST
   Series 2005-CD1 Class A3
   5.23%, 06/01/08 (a)(b)(d)                               5,000           4,964
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
   Series 2006-C1 Class A2
   5.51%, 08/14/10 (a)(b)(d)                               7,000           7,080
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL2 Class A
   5.43%, 06/01/08 (a)(b)(c)(d)                           13,375          12,026
Series 2007-SL3 Class A
   5.94%, 06/01/08 (a)(c)(d)                              14,513          12,336
                                                                     -----------
                                                                          78,051
U.S. GOVERNMENT AGENCY MORTGAGES 30.1%
--------------------------------------------------------------------------------
FANNIE MAE
   5.83%, 06/01/08 (a)(d)                                  4,714           4,749
   6.64%, 06/01/08 (a)(d)                                  2,316           2,353
   5.50%, 12/01/13 to 03/01/35(d)                         51,952          51,973
   6.00%, 11/01/16 to 10/01/21(d)                          7,440           7,651
   4.00%, 07/01/18 (d)                                     3,947           3,767
   5.00%, 07/01/19 to 11/01/33(d)                          1,690           1,666
   6.50%, 09/01/22 to 11/01/37(d)                         11,676          12,107
   3.75%, 05/25/30 (d)                                     1,059           1,026
   7.50%, 01/01/33 (d)                                     1,386           1,492
   5.00%, 06/01/36                                             1               1
   6.50%, 11/01/36                                            --              --
FANNIE MAE TBA
   4.00%, 06/17/23                                        20,000          18,875
   6.00%, 06/17/23 to 06/12/38                            50,000          50,964
   5.00%, 06/17/23 to 06/12/38                           101,500          98,499
   5.50%, 06/12/38                                        72,000          71,494
   6.50%, 06/12/38                                        12,000          12,373
FREDDIE MAC
   5.57%, 06/01/08 (a)(d)                                 14,361          14,699
   6.00%, 04/01/15 to 12/01/32(d)                          5,869           6,019
   3.50%, 03/15/33 (b)(d)                                    747             659
FREDDIE MAC REMICS
   Series 2672 DH
   4.00%, 11/15/20 (b)(d)                                  1,976           1,963
GINNIE MAE
   4.50%, 11/12/09 (a)(d)                                  3,454           3,551
   7.50%, 03/15/32 (d)                                       684             735
   7.00%, 06/15/33 (d)                                     1,796           1,936
   6.00%, 06/15/37 to 08/15/37(d)                         10,232          10,431
GINNIE MAE TBA
   5.00%, 06/19/38                                        40,000          38,850
   5.50%, 06/19/38                                         3,000           2,994
   6.00%, 06/19/38                                        16,000          16,280
                                                                     -----------
                                                                         437,107
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $729,129)                                                          705,962
                                                                     -----------
CORPORATE BONDS 21.3% OF NET ASSETS

FINANCE 10.5%
--------------------------------------------------------------------------------
BANKING 5.7%
BANK OF AMERICA CORP.
   4.90%, 05/01/13 (d)                                     2,000           1,976
   5.65%, 05/01/18 (d)                                     4,000           3,884
   8.13%, 05/15/18 (a)(b)(d)                                 500             500
BARCLAYS BANK PLC
   7.43%, 12/15/17 (a)(b)(c)(e)                            3,000           2,932

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
BBVA BANCOMER CAPITAL TRUST 1
   5.38%, 07/22/10 (a)(b)(c)(d)                            3,000           3,068
BNP PARIBAS
   7.20%, 06/25/37 (a)(b)(c)(d)                            2,700           2,492
CITIGROUP, INC.
   5.50%, 04/11/13 (d)                                     5,000           4,985
CREDIT SUISSE NEW YORK
   5.00%, 05/15/13 (d)                                     3,000           2,949
DEUTSCHE BANK CAPITAL TRUST
   4.50%, 06/30/08 (a)(b)(c)                              10,200          10,114
HSBC CAPITAL FUNDING LP
   9.55%, 06/30/10 (a)(b)(c)(d)                            4,115           4,307
ING CAPITAL FUNDING TRUST III
   8.44%, 12/31/10 (a)(b)(d)                              10,000          10,137
JPMORGAN CHASE & CO.
   4.75%, 05/01/13 (d)                                     3,000           2,948
RBS CAPITAL TRUST IV
   3.50%, 06/30/08 (a)(b)(d)                              10,500           8,402
ROYAL BANK OF SCOTLAND GROUP PLC
   7.64%, 09/01/12 (a)(b)(d)                               5,000           4,705
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 06/30/08 (a)(b)(c)(d)                            7,200           7,208
UBS PREFERRED FUNDING TRUST I
   8.62%, 10/01/10 (a)(b)(d)                               8,555           8,739
WACHOVIA CORP.
   7.98%, 09/15/08 (a)(b)(d)                               3,000           2,920
                                                                     -----------
                                                                          82,266
BROKERAGE 1.3%
GOLDMAN SACHS GROUP, INC.
   7.80%, 01/28/10 (d)                                     3,000           3,159
   6.25%, 09/01/17 (d)                                     3,000           3,011
   6.15%, 04/01/18 (d)                                     2,000           1,982
LEHMAN BROTHERS HOLDINGS, INC.
   6.88%, 05/02/18 (d)                                     1,500           1,458
   7.50%, 05/11/38 (b)(d)                                  2,000           1,840
MERRILL LYNCH & CO., INC.
   6.15%, 04/25/13 (d)                                     1,000             983
MORGAN STANLEY
   6.00%, 04/28/15 (d)                                     3,000           2,901
   6.63%, 04/01/18 (b)(d)                                  3,000           2,958
                                                                     -----------
                                                                          18,292
FINANCE COMPANY 2.1%
AMERICAN GENERAL FINANCE
   6.90%, 12/15/17 (d)                                     3,000           2,851
CAPITAL ONE CAPITAL III
   7.69%, 08/15/36 (d)                                     2,000           1,650
GENERAL ELECTRIC CAPITAL CORP.
   4.80%, 05/01/13 (d)                                     2,500           2,488
   5.63%, 05/01/18 (d)                                     9,000           8,907
   5.88%, 01/14/38 (d)                                     1,000             912
HIGHMARK, INC.
   6.80%, 08/15/13 (b)(c)(d)                               4,000           4,387
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/15 (a)(b)(d)                               5,850           4,951
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/10 (a)(b)(c)(d)                            3,000           2,548
INTERNATIONAL LEASE FINANCE CORP.
   6.38%, 03/25/13 (d)                                     2,500           2,501
                                                                     -----------
                                                                          31,195
INSURANCE 1.2%
ALLSTATE LIFE GLOBAL FUNDING TRUST
   5.38%, 04/30/13 (d)                                     1,500           1,503
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/16 (a)(b)(d)                               2,000           1,436
LIBERTY MUTUAL GROUP, INC.
   7.80%, 03/15/37 (b)(c)(d)                               4,700           3,738
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)(d)                            4,000           3,476
ZFS FINANCE USA TRUST I
   6.15%, 12/15/10 (a)(b)(c)(d)                            2,500           2,280
ZFS FINANCE USA TRUST III
   3.95%, 06/16/08 (a)(b)(c)(d)                            5,000           4,373
                                                                     -----------
                                                                          16,806
REAL ESTATE INVESTMENT TRUST 0.2%
SIMON PROPERTY GROUP LP
   5.75%, 12/01/15 (b)(d)                                  3,000           2,922
                                                                     -----------
                                                                         151,481
INDUSTRIAL 9.0%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.4%
ABX FINANCING CO.
   6.35%, 10/15/36 (b)(c)(d)                               3,000           2,803
XSTRATA FINANCE (CANADA) LTD.
   5.50%, 11/16/11 (b)(c)(d)                               2,470           2,456
                                                                     -----------
                                                                           5,259
CAPITAL GOODS 0.2%
WASTE MANAGEMENT, INC.
   7.38%, 08/01/10 (b)(d)                                  1,500           1,570
   6.10%, 03/15/18 (b)(e)                                  1,000             994
                                                                     -----------
                                                                           2,564
COMMUNICATIONS 3.4%
AMERICA MOVIL, S.A. DE CV
   5.75%, 01/15/15 (b)(d)                                  3,000           3,005
AT&T, INC.
   5.50%, 02/01/18 (b)(d)                                  5,000           4,900
BELLSOUTH CORP.
   6.55%, 06/15/34 (b)(d)                                  2,000           1,958
BSKYB FINANCE UK PLC
   5.63%, 10/15/15 (b)(c)(d)                               2,000           1,942
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12 (d)                                    5,272           6,118
COX COMMUNICTONS, INC.
   6.95%, 06/01/38 (b)                                     1,000             998
GRUPO TELEVISA S.A.
   6.00%, 05/15/18 (b)(d)                                  1,000             983

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
NEWS AMERICA HOLDINGS, INC.
   9.25%, 02/01/13 (d)                                       800             912
NEWS AMERICA, INC.
   6.65%, 11/15/37 (b)(d)                                  3,000           2,973
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)(d)                                  2,604           2,708
TCI COMMUNICATIONS, INC.
   9.80%, 02/01/12 (d)                                     4,000           4,385
TELECOM ITALIA CAPITAL S.A.
   7.00%, 06/04/18 (b)                                     2,000           2,010
TELEFONICA EMISIONES, S.A.U.
   5.98%, 06/20/11 (b)(d)                                  2,000           2,025
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12 (d)                                    7,230           8,221
VERIZON COMMUNICATIONS, INC.
   5.25%, 04/15/13 (b)(d)                                  1,500           1,514
   6.10%, 04/15/18 (b)                                     3,000           3,064
   6.90%, 04/15/38 (b)(d)                                  2,000           2,085
                                                                     -----------
                                                                          49,801
CONSUMER CYCLICAL 2.1%
CVS CAREMARK CORP.
   6.30%, 06/01/08 (a)(b)(d)                               7,000           6,095
   6.94%, 01/10/30 (b)(c)(d)                               1,988           1,937
CVS LEASE PASS THROUGH
   6.04%, 12/10/28 (b)(c)(d)                               2,904           2,637
FORD MOTOR CREDIT CO.
   6.63%, 06/16/08 (d)                                     1,525           1,525
   5.46%, 07/14/08 (a)(d)                                  3,000           2,537
   6.38%, 11/05/08 (d)                                     2,000           1,980
KB HOME
   7.75%, 02/01/10 (b)(d)(e)                               2,000           1,975
TOLL CORP.
   8.25%, 02/01/11 (b)(d)                                  7,000           6,790
VIACOM, INC.
   6.13%, 10/05/17 (b)(d)                                  3,000           2,948
WAL-MART STORES, INC.
   6.20%, 04/15/38 (d)                                     2,000           1,972
                                                                     -----------
                                                                          30,396
CONSUMER NON-CYCLICAL 0.7%
CORN PRODUCTS INTERNATIONAL, INC.
   6.00%, 04/15/17 (b)(d)                                  2,000           2,042
MEDCO HEALTH SOLUTIONS, INC.
   6.13%, 03/15/13 (b)(d)                                  4,000           4,049
PHILIP MORRIS INTERNATIONAL, INC.
   5.65%, 05/16/18 (d)                                     1,000             980
   6.38%, 05/16/38 (d)                                     2,000           1,950
SAFEWAY, INC.
   4.95%, 08/16/10 (b)(d)                                  2,000           2,016
                                                                     -----------
                                                                          11,037
ENERGY 1.0%
CONOCOPHILLIPS
   5.90%, 05/15/38 (b)(d)                                  2,000           1,960
HUSKY OIL LTD.
   8.90%, 08/15/08 (a)(b)(d)                               6,000           6,063
XTO ENERGY, INC.
   7.50%, 04/15/12 (b)(d)                                  3,000           3,223
   5.50%, 06/15/18 (b)(d)                                  2,000           1,923
   6.38%, 06/15/38 (b)(d)                                  1,000             961
                                                                     -----------
                                                                          14,130
TECHNOLOGY 0.7%
XEROX CORP.
   5.65%, 05/15/13 (b)(d)                                  6,000           5,957
   6.35%, 05/15/18 (b)(d)                                  4,000           3,956
                                                                     -----------
                                                                           9,913
TRANSPORTATION 0.5%
BURLINGTON NORTHERN SANTA FE CORP
   5.65%, 05/01/17 (b)(d)                                  5,000           4,929
CANADIAN NATIONAL RAILWAY CO.
   4.95%, 01/15/14 (b)(d)                                  2,000           1,988
                                                                     -----------
                                                                           6,917
                                                                     -----------
                                                                         130,017
UTILITIES 1.8%
--------------------------------------------------------------------------------
ELECTRIC 0.9%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (b)(d)                                  3,000           3,235
   6.25%, 02/01/37 (b)(d)                                  2,000           1,766
ENTERGY GULF STATES, INC.
   4.88%, 11/01/11 (b)(d)                                  3,000           2,947
MIDAMERICAN ENERGY HOLDINGS CO.
   6.13%, 04/01/36 (b)(d)                                  2,000           1,931
PACIFIC GAS & ELECTRIC CO.
   5.63%, 11/30/17 (b)(d)(e)                               2,000           2,000
SOUTHERN CALIFORNIA EDISON CO.
   5.55%, 01/15/36 (b)(d)                                  2,000           1,853
                                                                     -----------
                                                                          13,732
NATURAL GAS 0.9%
ENERGY TRANSFER PARTNERS LP
   6.00%, 07/01/13 (b)(d)                                  2,000           2,014
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/16 (a)(b)(d)                               3,000           3,017
KINDER MORGAN ENERGY PARTNERS
   5.95%, 02/15/18 (b)(d)                                  1,000             977
MAGELLAN MIDSTREAM PARTNERS
   5.65%, 10/15/16 (b)(d)                                  3,000           2,851
NORTHWEST PIPELINE CORP.
   7.00%, 06/15/16 (b)(d)                                  2,000           2,100
SOUTHERN NATURAL GAS CO.
   5.90%, 04/01/17 (b)(c)(d)                               2,000           1,931
                                                                     -----------
                                                                          12,890
                                                                     -----------
                                                                          26,622
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $320,758)                                                          308,120
                                                                     -----------

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITIES 30.2% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 11.1%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   2.75%, 06/18/10 (e)                                    90,000          89,257
   3.63%, 05/29/13 (d)                                    57,000          55,879
FREDDIE MAC
   5.13%, 11/17/17 (d)(e)                                 15,000          15,567
                                                                     -----------
                                                                         160,703
U.S. TREASURY OBLIGATIONS 19.1%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS
   6.25%, 08/15/23 (d)(e)                                  5,000           5,878
   6.00%, 02/15/26 (d)(e)                                 17,500          20,156
   5.25%, 02/15/29 (d)(e)                                 34,000          36,234
   5.00%, 05/15/37 (e)                                    16,900          17,712
U.S. TREASURY NOTES
   2.63%, 05/31/10                                        12,000          12,000
   2.50%, 03/31/13 (e)                                    17,350          16,664
   3.13%, 04/30/13                                         1,000             988
   3.50%, 05/31/13                                       113,000         113,494
   4.00%, 02/15/15 (e)                                     5,300           5,412
   4.25%, 11/15/17 (e)                                    11,650          11,823
   3.88%, 05/15/18 (e)                                    37,700          37,185
                                                                     -----------
                                                                         277,546
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $434,787)                                                          438,249
                                                                     -----------
ASSET-BACKED OBLIGATIONS 7.3% OF NET ASSETS

ACE SECURITIES CORP.
   Series 2003-HS1 Class M3
   4.89%, 06/25/08 (a)(b)(d)                               2,581           2,144
ARGENT SECURITIES, INC.
Series 2004-W11 Class M1
   3.01%, 06/25/08 (a)(b)(d)                               5,000           3,970
Series 2003-W3 Class M1
   3.14%, 06/25/08 (a)(b)(d)                               4,250           3,761
ARIA CDO I (JERSEY) LTD.
   Series 1A-3 Class B1U5
   3.82%, 10/07/08 (a)(b)(c)(d)(f)                         6,000           5,995
CAPITAL AUTO RECEIVABLES ASSET TRUST
   Series 2007-3 Class A4
   5.21%, 03/17/14 (b)(d)                                  5,000           5,004
CAPITAL ONE MULTI-ASSET EXECUTION TRUST
Series 2008-6A Class A
   3.48%, 05/17/11 (a)(b)                                  7,000           7,003
Series 2008-A5
   4.85%, 02/18/14 (b)(d)                                 12,000          12,086
CARRINGTON MORTGAGE LOAN TRUST
   Series 2005-NC4 Class M1
   2.87%, 06/25/08 (a)(b)(d)                               5,000           4,025
CHASE ISSUANCE TRUST
   Series 2007-A17 Class A
   5.12%, 10/15/14 (b)(d)                                  2,900           2,918
CITIBANK CREDIT CARD ISSUANCE TRUST
   Series 2005-A3
   2.46%, 06/24/08 (a)(b)                                  7,800           7,555
COUNTRYWIDE ASSET-BACKED CERTIFICATES
   Series 2001-BC3 Class M1
   3.22%, 06/25/08 (a)(b)(d)                               1,189             458
DAIMLER CHRYSLER AUTO TRUST
   Series 2008-B Class A4A
   5.32%, 11/10/14 (b)                                     4,000           3,990
FREMONT HOME LOAN TRUST
   Series 2003-B Class M1
   3.44%, 06/25/08 (a)(b)(d)                               6,538           5,543
HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
   Series 2006-4 Class A1F
   5.79%, 06/01/08 (a)(b)(d)                               3,405           3,388
HOME EQUITY ASSET TRUST
   Series 2006-4 Class 2A1
   2.45%, 06/25/08 (a)(b)(d)                                  94              93
LONG BEACH MORTGAGE LOAN TRUST
   Series 2004-1 Class M2
   2.94%, 06/25/08 (a)(b)(d)                               3,500           3,054
MARRIOTT VACATION CLUB OWNER TRUST
   Series 2007-2A Class B
   6.06%, 10/29/29 (b)(d)                                  1,164           1,135
MBNA CREDIT CARD MASTER NOTE TRUST
   Series 2006-2 Class A2
   2.57%, 06/16/08 (a)(b)                                 10,000           9,583
MORGAN STANLEY ABS CAPITAL I
   Series 2004-HE8 Class M1
   3.03%, 06/25/08 (a)(b)(d)                               6,810           5,112
NOMURA HOME EQUITY LOAN, INC.
   Series 2005-FM1 Class 1A2
   2.70%, 06/25/08 (a)(b)(d)                                  95              95
NOVASTAR HOME EQUITY LOAN
Series 2006-3 Class A2A
   2.47%, 06/25/08 (a)(b)(d)                                  35              35
Series 2004-4 Class M1
   3.01%, 06/25/08 (a)(b)(d)                               5,486           5,305
Series 2003-4 Class M1
   3.10%, 06/25/08 (a)(b)(d)                               6,191           5,607
PINNACLE CAPITAL ASSET TRUST
   Series 2006-A Class B
   5.51%, 09/25/09 (b)(d)                                  3,343           3,348
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2006-KS7 Class A1
   2.44%, 06/25/08 (a)(b)(d)                                 166             165

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
SECURITIZED ASSET BACKED RECEIVABLES LLC TRUST
   Series 2006-WM4 Class A2A
   2.47%, 06/25/08 (a)(b)(d)                                 310             302
STRUCTURED ASSET SECURITIES CORP.
   Series 2005-2XS Class 1A5A
   4.72%, 06/01/08 (a)(b)(d)                               4,910           4,491
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $110,572)                                                          106,165
                                                                     -----------

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PREFERRED STOCK 0.6% OF NET ASSETS

COBANK, ACB (b)(d)                                       115,000           6,078
FANNIE MAE (b)(e)                                         80,000           1,939
FIRST REPUBLIC PREFERRED CAPITAL CORP. (c)                   700             766
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $8,694)                                                              8,783
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 23.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 22.1%
--------------------------------------------------------------------------------
ABBEY NATIONAL NORTH AMERICA LLC
   2.05%, 06/06/08                                        36,000          35,992
ALPINE SECURITIZATION
   2.40%, 06/03/08                                         5,000           5,000
DUKE ENERGY CORP.
   2.75%, 06/02/08                                        28,500          28,500
FALCON ASSET SECURITZATION CO., LLC
   2.25%, 06/03/08                                        23,500          23,498
JUPITER SECURITIZATION CO., LLC
   2.45%, 06/03/08                                        35,000          34,998
KINDER MORGAN ENERGY PARTNERS LP
   2.75%, 06/02/08                                        10,000          10,000
KITTYHAWK FUNDING CORP.
   2.45%, 06/04/08                                         5,259           5,258
LLOYDS TSB BANK PLC
   2.29%, 06/02/08                                        36,000          36,000
NIEUW AMSTERDAM RECEIVABLES CORP.
   2.57%, 06/02/08                                        36,000          36,000
PARK AVENUE RECEIVABLES CORP.
   2.45%, 06/02/08                                         8,500           8,500
RABOBANK USA FINANCIAL CORP.
   2.00%, 06/02/08                                        36,000          36,000
ROCKIES EXPRESS PIPELINE LLC
   2.90%, 06/02/08                                        36,000          36,000
VIACOM, INC.
   2.95%, 06/03/08                                        25,000          24,998
                                                                     -----------
                                                                         320,744
REPURCHASE AGREEMENT 0.8%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 05/30/2008, due 06/02/2008 at 1.98%,
 with a maturity value of $11,856
 (fully collateralized by Federal National
 Mortgage Association with a value of $12,095.)          11,854          11,854

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   1.00%, 06/12/08 (d)(e)                                  1,000           1,000
   1.21%, 06/26/08 (d)                                     1,700           1,698
                                                                     -----------
                                                                           2,698
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $335,274)                                                          335,296
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 05/31/08 the tax basis cost of the fund's investments was $1,940,539 and the unrealized appreciation and depreciation were $9,158 and ($47,122), respectively, with a net depreciation of ($37,964).

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $102,351 or 7.1% of net assets.

(d) All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e)   All or a portion of this security is on loan.

(f) Illiquid security. At the period end, the value of these amounted to $5,995 or 0.4% of net assets.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 14.6% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING
   PRIME PORTFOLIO                                   211,850,135         211,850

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 05/31/08. All numbers are x 1,000 except number of futures contracts.

                                                     NOTIONAL     UNREALIZED
                                                     AMOUNT       GAINS/(LOSSES)
                                                     (USD)        (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------
Receive fixed rate payments of 2.75%, Pay variable
   rate payments of 3 month LIBOR, expires
   06/18/10, Barclays Bank plc                         75,000            (1,203)
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 4.50%, expires
   06/18/18, Barclays Bank plc                         18,750               524
                                                                  --------------
NET UNREALIZED LOSSES ON INTEREST RATE SWAPS                               (679)

CREDIT DEFAULT SWAPS - PURCHASED PROTECTION
--------------------------------------------------------------------------------
COMCAST CABLE COMMUNICATONS, INC.
   7.13% due 06/15/13, Pay fixed rate payments of
   0.75%, expires 06/20/13, Barclays Bank PLC           7,000                20

CREDIT DEFAULT SWAPS - SOLD PROTECTION
--------------------------------------------------------------------------------
TIME WARNER CABLE, INC.
   5.85% due 05/01/17, Pay fixed rate payments of
   1.25%, expires 06/20/13, Barclays Bank PLC           7,000               (49)
                                                                  --------------
NET UNREALIZED LOSSES ON CREDIT DEFAULT SWAPS                               (29)
                                                                  --------------
TOTAL UNREALIZED LOSSES ON SWAP AGREEMENTS                                 (708)
                                                                  --------------
NET PREMIUM RECEIVED/PAID                                                   (86)
                                                                  --------------
SWAP AGREEMENTS, AT FAIR VALUE                                             (794)
                                                                  --------------

                                                                      UNREALIZED
                                         NUMBER OF      CONTRACT        GAINS/
                                         CONTRACTS        VALUE        (LOSSES)
FUTURES CONTRACTS
10 YEARS, LONG, U.S. TREASURY NOTE,
   expires 09/19/08                           692        77,785            (218)
2 YEARS, SHORT, U.S. TREASURY NOTE,
   expires 09/30/08                          (414)      (87,199)            193
5 YEARS, SHORT, U.S. TREASURY NOTE,
   expires 09/30/08                        (1,524)     (167,545)          1,543
                                                                      ----------
NET UNREALIZED GAINS                                                      1,518
                                                                      ----------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 95.0%   FIXED-RATE OBLIGATIONS                          264,547        269,910
  6.1%   VARIABLE-RATE OBLIGATIONS                        17,320         17,320
--------------------------------------------------------------------------------
101.1%   TOTAL INVESTMENTS                               281,867        287,230
(1.1)%   OTHER ASSETS AND LIABILITIES                                    (3,004)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     284,226


ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
FIXED RATE OBLIGATIONS 95.0% OF NET ASSETS

CALIFORNIA 95.0%
-------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
  COP (Alameda Cnty Medical Center) Series 1998        5.38%   06/01/18 (a)         3,400         3,486
ALAMEDA CORRIDOR TRANSPORTATION AUTH
  Sr Lien RB Series 1999A                              5.13%   10/01/16 (a)         1,170         1,211
ALAMEDA-CONTRA COSTA TRANSIT DISTRICT
  COP (FHR Computer System) Series 2007                4.00%   08/01/12             2,000         2,048
ANAHEIM PUBLIC FINANCING AUTH
  Sr Lease RB Series 1997A                             6.00%   09/01/24 (a)         5,000         5,911
ASSOCIATION OF BAY AREA GOVERNMENTS
  Revenue COP (Lytton Gardens, Inc) Series 1999        6.00%   02/15/30             3,000         3,038
  Tax Allocation RB (California Redevelopment Agency
  Pool) Series 1997A6                                  5.25%   12/15/17 (a)         985           1,006
AUBURN USD
  COP (2008 Refinancing)                               5.00%   06/01/33 (a)         2,000         2,004
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge RB Series 2006F   5.00%   04/01/31             1,850         1,904
BREA OLINDA USD
  GO Bonds Series 1999A                                5.60%   08/01/20 (a)         1,000         1,044
BURBANK PUBLIC FINANCE AUTH
  RB (Golden State Redevelopment) Series 2003A         5.25%   12/01/13 (a)         1,200         1,339
  RB (Golden State Redevelopment) Series 2003A         5.25%   12/01/13 (a)         920           1,027
  RB (Golden State Redevelopment) Series 2003A         5.25%   12/01/17 (a)         1,625         1,737
  RB (Golden State Redevelopment) Series 2003A         5.25%   12/01/18 (a)         1,255         1,332
CALIFORNIA
  Dept of Veterans Affairs Home Purchase RB Series
  2002A                                                5.30%   12/01/21 (a)         5,000         5,146


SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
  GO Bonds Series 2000                                 5.63%   05/01/10               865           927
  GO Bonds Series 2000                                 5.63%   05/01/18                50            52
  GO Refunding Bonds                                   5.00%   09/01/20             3,000         3,129
  GO Refunding Bonds Series 2000                       5.63%   05/01/10                85            91
  Various Purpose GO Bonds                             5.25%   11/01/17             3,000         3,206
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002A                         5.75%   05/01/12             3,000         3,344
  Power Supply RB Series 2008H                         5.00%   05/01/17 (a)         5,000         5,529
  Water System RB (Central Valley) Series AE           5.00%   12/01/21             2,060         2,220
CALIFORNIA EDUCATIONAL FACILITIES AUTH
  RB (California College of Arts & Crafts)
  Series 2001                                          5.75%   06/01/25             1,800         1,843
  RB (Pepperdine Univ) Series 2000                     5.75%   09/15/08 (a)         3,000         3,063
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
  RB (Catholic Healthcare West) Series 2008I           5.13%   07/01/22             5,000         5,056
  RB (Sutter Health) Series 2008A                      5.00%   08/15/12             2,280         2,429
  Refunding RB (Cedars-Sinai Medical Center) Series
  2005                                                 5.00%   11/15/27             4,000         3,970
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
BANK
  RB (The J. David Gladstone Institutes) Series 2001   5.50%   10/01/19             1,250         1,306
CALIFORNIA MUNICIPAL FINANCE AUTH
  RB (High Tech High) Series 2008B                     6.00%   07/01/28               845           837
CALIFORNIA STATE PUBLIC WORKS BOARD
  Lease RB (Dept of Corrections) Series 2003           5.50%   06/01/17             6,970         7,506
  Refunding RB (California State Univ) Series 1998A    5.00%   10/01/19             5,385         5,455
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  Collateralized RB Series 2001A                       7.00%   04/20/36 (a)         3,965         4,333
  COP (Internext Group) Series 1999                    5.38%   04/01/17             4,070         4,097
  Insured Health Facility RB (Los Angeles Jewish
  Home for the Aging) Series 2008                      4.50%   11/15/13 (a)         3,000         3,061
  Insured RB (St. Joseph Health System) Series 2000    4.50%   07/01/18 (a)         7,000         7,211
  RB (Huntington Memorial Hospital) Series 2005        5.00%   07/01/18             6,190         6,349
  Refunding RB (John Muir/Mt Diablo Health System)
  Series 2005A                                         5.00%   05/01/13 (a)         1,000         1,078
COLTON PUBLIC FINANCE AUTH
  Special Tax RB Series 1996                           5.45%   09/01/19 (a)         3,020         3,041
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
  Tax Allocation RB Series 2003A                       5.63%   08/01/13             4,115         4,617
  Tax Allocation RB Series 2003A                       5.63%   08/01/33               885           895
ESCONDIDO
  Revenue COP Series 2000A                             6.00%   09/01/10 (a)           980         1,067
  Revenue COP Series 2000A                             6.00%   09/01/31 (a)           870           926
FONTANA REDEVELOPMENT AGENCY
  Tax Allocation Refunding Bonds (Jurupa Hills
  Redevelopment) Series 1997A                          5.50%   10/01/19             3,500         3,568
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
  Toll Road Refunding RB Series 1999                   5.13%   01/15/19 (a)         5,000         5,142
GILROY USD
  COP (2008 School Facilities Projects)                5.00%   04/01/33 (a)         6,275         6,313
GOLDEN WEST SCHOOLS FINANCING AUTH
  GO RB (Rowland USD) 2005                             5.25%   09/01/23 (a)         3,255         3,471
  GO RB (Rowland USD) 2005                             5.25%   09/01/24 (a)         1,725         1,834
HOLLISTER JOINT POWER FINANCING AUTH
  Wastewater RB (Refinancing & Improvement)
  Series 2006                                          5.00%   06/01/32 (a)         2,400         2,438
HUNTINGTON BEACH
  Lease RB (Capital Improvement Financing)
  Series 2000A                                         5.50%   09/01/20 (a)         1,500         1,566

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
INGLEWOOD REDEVELOPMENT AGENCY
  Tax Allocation Refunding Bonds (Merged
  Redevelopment) Series 1998A                          5.25%   05/01/16 (a)         1,000         1,101
KERN CNTY WATER AGENCY IMPROVEMENT DIST NO.4
  Water Revenue COP Series 2008A                       5.00%   05/01/33 (a)         5,000         5,090
KERN COMMUNITY COLLEGE DISTRICT
  Refunding COP 2007                                   5.00%   04/01/10 (a)         3,000         3,074
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
  Lease RB (Vermont Manchester Social Services)
  Series 2005                                          5.00%   09/01/17 (a)         2,210         2,298
LOS ANGELES DEPARTMENT OF WATER & POWER
  Power System RB Series 2007A2                        5.00%   07/01/24 (a)           550           577
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
  Lease Revenue Capital Equipment Series A             5.00%   08/01/14 (a)         1,000         1,072
  Leasehold Refunding RB (Los Angeles Central
  Library) Series 2002A                                5.50%   06/01/19 (a)         5,000         5,308
LOS ANGELES USD
  GO Bonds (Election of 2004) Series F                 4.75%   07/01/27 (a)         4,000         4,029
  GO Bonds (Election of 2005) Series C                 5.00%   07/01/26 (a)         1,950         2,023
LYNWOOD PUBLIC FINANCING AUTH
  Lease Refunding RB (Public Capital Improvement)
  Series 2003                                          5.00%   09/01/18 (a)         1,000         1,033
MARINA JOINT POWERS FINANCING AUTH
  M/F Housing RB (Abrams B Apts Financing)
  Series 2006                                          3.90%   11/15/16 (a)         4,000         3,983
MODESTO IRRIGATION DISTRICT
  COP Series 2006A (1996 Refunding & Capital
  Improvements)                                        5.00%   10/01/24 (a)         3,015         3,131
MOUNTAIN HOUSE PUBLIC FINANCING AUTH
  Utility Systems RB Series 2007                       5.00%   12/01/22             2,670         2,725
NORTHERN CALIFORNIA TRANSMISSION AGENCY
  RB (California-Oregon Transmission) Series 1990A     4.00%   05/01/13 (a)         1,000         1,134
OAKLAND JOINT POWERS FINANCING AUTH
  Lease Refunding RB (Oakland Administration
  Buildings) Series 2008B                              5.00%   08/01/17 (a)         3,025         3,326
  Reassessment RB Series 1999                          5.50%   09/02/24               990         1,018
OAKLAND REDEVELOPMENT AGENCY
  Subordinated Tax Allocation Bonds (Central
  District Redevelopment) Series 2003                  5.50%   09/01/14 (a)         1,615         1,732
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
  M/F Rental Housing Refunding RB (Vista Del Oro
  Apts) Series 2001A                                   4.45%   04/01/11 (a)         1,250         1,270
PERRIS PUBLIC FINANCING AUTH
  Refunding RB Series 2007A                            5.00%   09/01/24 (a)         1,815         1,850
RANCHO CORDOVA
  Special Tax Bonds Series 2007                        5.00%   09/01/20             1,770         1,631
RIVERSIDE
  Water RB Issue of 2008B                              4.00%   10/01/16 (a)           250           259
  Water RB Issue of 2008B                              4.00%   10/01/17 (a)           250           256
  Water RB Issue of 2008B                              4.00%   10/01/18 (a)           350           356
  Water RB Issue of 2008B                              5.00%   10/01/33 (a)         2,500         2,588
RIVERSIDE CNTY TRANSPORTATION COMMISSION
  Sales Tax RB Series 2008A                            4.00%   12/01/09             5,000         5,098
ROSEVILLE
  Water Revenue COP Series 2007                        5.00%   12/01/21 (a)           350           369

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
SACRAMENTO CNTY
  Airport System Sr RB Series 2008                     5.00%   07/01/16 (a)           925         1,017
  Airport System Sr RB Series 2008                     5.00%   07/01/18 (a)         1,135         1,244
  Airport System Sr RB Series 2008                     5.00%   07/01/28 (a)         1,500         1,537
  Airport System Sr RB Series 2008A                    5.00%   07/01/32 (a)         2,000         2,030
SACRAMENTO FINANCE AUTH
  Capital Improvement RB Series 1999                   5.88%   12/01/09 (a)         3,000         3,230
  Lease RB (Cal EPA Building) Series 1998A             5.25%   05/01/19 (a)         1,575         1,603
SAN DIEGO REDEVELOPMENT AGENCY
  Subordinate Tax Allocation Bonds (Horton Plaza
  Redevelopment) Series 2000                           5.80%   11/01/21             2,500         2,584
SAN FRANCISCO AIRPORTS COMMISSION
  Second Series Refunding RB (San Francisco
  International Airport) Series 30                     5.00%   05/01/17 (a)         2,880         3,022
  Second Series Refunding RB (San Francisco
  International Airport) Series 34D                    5.00%   05/01/17 (a)         1,500         1,606
SAN FRANCISCO BAY AREA RAPID TRANSIT
  Sales Tax RB Series 1999                             5.50%   07/01/09 (a)         1,000         1,050
  Sales Tax RB Series 1999                             5.50%   07/01/09 (a)         2,500         2,626
SAN FRANCISCO STATE UNIV
  Student Housing RB (Auxiliary Organization)
  Series 1999                                          5.20%   07/01/09             1,150         1,202
SAN JOAQUIN CNTY TRANSPORTATION AUTH
  Measure K Sr Sales Tax Revenue Notes Series 2008     4.00%   04/01/11             5,000         5,136
SAN LORENZO VALLEY USD
  GO Bonds (Election of 2008) Series 2008A             0.0%    08/01/27 (a)         1,000           381
  GO Bonds (Election of 2008) Series 2008A             0.0%    08/01/28 (a)         1,000           359
  GO Bonds (Election of 2008) Series 2008A             0.0%    08/01/30 (a)         1,000           318
  GO Bonds (Election of 2008) Series 2008A             0.0%    08/01/31 (a)         1,000           300
SAN LUIS OBISPO CNTY FINANCE AUTH
  RB (Lopez Dam Improvement) Series 2000A              5.38%   08/01/24 (a)         1,000         1,035
SANTA ANA UNIFIED USD
  GO Bonds (Election of 1999) Series 2000              5.70%   08/01/29 (a)         6,000         6,303
SANTA CLARA CNTY FINANCING AUTH
  Insured RB (El Camino Hospital) Series 2007A         5.00%   02/01/15 (a)         1,025         1,089
  Insured RB (El Camino Hospital) Series 2007A         5.00%   02/01/16 (a)           800           849
  Insured RB (El Camino Hospital) Series 2007A         5.00%   02/01/17 (a)           400           425
  Insured RB (El Camino Hospital) Series 2007B         5.00%   02/01/16 (a)           775           823
  Insured RB (El Camino Hospital) Series 2007B         5.00%   02/01/17 (a)         1,075         1,141
  Insured RB (El Camino Hospital) Series 2007B         5.00%   02/01/18 (a)         1,125         1,186
  Insured RB (El Camino Hospital) Series 2007C         5.00%   02/01/15 (a)           600           638
  Insured RB (El Camino Hospital) Series 2007C         5.00%   02/01/17 (a)           500           531
  Lease RB (VMC Facility) Series 1994A                 7.75%   11/15/10 (a)         1,460         1,636
SANTA CLARA REDEVELOPMENT AGENCY
  Tax Allocation Refunding RB (Bayshore North)         7.00%   07/01/10 (a)           960           987
SANTA CLARA VALLEY TRANSPORTATION AUTH
  Sales Tax Refunding RB (Measure A) Series 2007A      5.00%   04/01/25 (a)         2,590         2,714
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
  Special Tax RB Series 1999A                          5.25%   08/15/18 (a)         8,195         8,553
TAFT CITY ELEMENTARY SD
  GO Bonds Series 2001A                                4.90%   08/01/20 (a)         1,080         1,124
TRUCKEE PUBLIC FINANCING AUTH
  Lease RB Series 2000A                                5.88%   11/01/08 (a)         1,490         1,545
TUSTIN USD
  GO Bonds (School Facilities Improvement No.
  2002-1) 2002 Election Series C                       4.00%   06/01/19 (a)           565           569

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY          FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE            ($ X 1,000)   ($ X 1,000)
  GO Bonds (School Facilities Improvement) 2002
  Election Series C                                    4.00%   06/01/20 (a)              325           322
UNIV OF CALIFORNIA
  General RB Series 2008L                              5.00%   05/15/17                  350           384
VERNON NATURAL GAS FINANCING AUTH
  RB (Vernon Gas) Series 2006A                         5.00%   08/03/09 (a)            5,000         5,035
WEST BASIN MUNICIPAL WATER DISTRICT
  Refunding Revenue COP Series 2008B                   5.00%   08/01/31 (a)            2,000         2,024
WHITTIER
  RB (Presbyterian Intercommunity Hospital)
  Series 2002                                          5.60%   06/01/12                2,000         2,218
                                                                                               -----------
TOTAL FIXED-RATE OBLIGATIONS
 (COST $264,547)                                                                                   269,910
                                                                                               -----------

VARIABLE-RATE OBLIGATIONS 6.1% OF NET ASSETS

CALIFORNIA 5.4%
----------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge RB Series 2001B   2.25%   06/05/08 (a)(b)         1,900         1,900
  San Francisco Bay Area Toll Bridge RB Series 2004A   2.53%   06/05/08 (a)(b)         3,925         3,925
  San Francisco Bay Area Toll Bridge RB Series
  2006A1                                               2.53%   06/05/08 (a)(b)         4,000         4,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
 BANK
  RB (California Independent System Operator Corp)
  Series 2004B                                         4.50%   06/04/08 (a)(b)         1,645         1,645
FREMONT
  COP (2002 Maintenance Center & Fire Station
  No. 11)                                              3.40%   06/05/08 (a)(b)         1,000         1,000
IRVINE ASSESSMENT DISTRICT NO. 05-21
  Limited Obligation Improvement Bonds Series A        1.00%   06/02/08 (a)              300           300
LONG BEACH USD
  Capital Improvement Refinancing COP Series 2001      4.30%   06/05/08 (a)(b)         2,550         2,550
PUERTO RICO 0.7%
----------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
  Transportation Refunding RB Series 2005L            4.00%   06/05/08 (a)(b)(c)       2,000         2,000
                                                                                               -----------
TOTAL VARIABLE-RATE OBLIGATIONS
 (COST $17,320)                                                                                     17,320
                                                                                               -----------

END OF INVESTMENTS.

(ALL DOLLAR AMOUNTS ARE X 1, 000.)

At 05/31/08, the tax basis cost of the fund's investment was $281,875 and the unrealized appreciation and depreciation were $6,067 and ($712), respectively, with a net unrealized appreciation of $5,355.

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a)   Credit-enhanced security.

(b)   Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,000 or 0.7% of net assets.

COP -- Certificate of participation
GO -- General obligation
M/F -- Multi-family
RB -- Revenue bond
SD -- School district
USD -- Unified school district

SCHWAB INVESTMENTS
SCHWAB TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008 (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 93.7%   FIXED-RATE OBLIGATIONS                          93,926          95,388
 13.8%   VARIABLE-RATE OBLIGATIONS                       14,030          13,988
--------------------------------------------------------------------------------
107.5%   TOTAL INVESTMENTS                              107,956         109,376
(7.5)%   OTHER ASSETS AND LIABILITIES                                    (7,623)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     101,753

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 93.7% OF NET ASSETS

ALABAMA 3.2%
----------------------------------------------------------------------------------------------------------
HUNTSVILLE
  Water Revenue Warrants Series 2008                   5.00%   11/01/15 (a)         1,115            1,228
  Water Revenue Warrants Series 2008                   5.00%   11/01/17 (a)         1,825            2,010
                                                                                            --------------
                                                                                                     3,238
ARIZONA 6.2%
----------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
  RB (Banner Health) Series 2008A                      5.00%   01/01/15             2,000            2,125
MARICOPA CNTY SD NO.3
  School Improvement Bonds (Temple Elementary)
  Series 2008C                                         4.00%   07/01/16 (a)         2,000            2,057
PHOENIX CIVIC IMPROVEMENT CORP
  Sr Airport RB (Phoenix Sky Harbor International
  Airport) Series 2008C                                5.00%   07/01/13             2,000            2,134
                                                                                            --------------
                                                                                                     6,316
CALIFORNIA 7.1%
----------------------------------------------------------------------------------------------------------
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  Insured RB (St. Joseph Health System) Series 2000    4.50%   07/01/18 (a)         3,000            3,091
OAK VALLEY HOSPITAL DISTRICT
  GO Bonds (Election of 2004) Series 2005              5.00%   07/01/29 (a)         2,065            2,115

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
VERNON NATURAL GAS FINANCING AUTH
  RB (Vernon Gas) Series 2006A                         5.00%   08/03/09 (a)         2,000            2,014
                                                                                            --------------
                                                                                                     7,220
COLORADO 2.2%
----------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
  RAN Series 2002B                                     5.50%   06/15/15 (a)         2,000            2,265
DISTRICT OF COLUMBIA 2.1%
----------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  COP Series 2003                                      5.50%   01/01/17 (a)         2,000            2,163
FLORIDA 7.8%
----------------------------------------------------------------------------------------------------------
MIAMI-DADE CNTY EDUCATIONAL FACILITIES AUTH
  RB (Univ of Miami) Series 2008A                      5.25%   04/01/16             1,100            1,167
MIAMI-DADE CNTY SD
  COP Series 2008B                                     5.25%   05/01/24 (a)         3,000            3,139
MID-BAY BRIDGE AUTH
  Refunding RB Series 2008A                            5.00%   10/01/15 (a)         1,000            1,077
  Refunding RB Series 2008A                            5.00%   10/01/16 (a)         1,000            1,078
ORANGE CNTY HEALTH FACILITIES AUTH
  Hospital RB (Orlando Regional Healthcare System)
  Series 2008C                                         5.25%   10/01/35               500              492
SUNSHINE STATE GOVERNMENT FINANCING COMMISSION
  CP Revenue Notes                                     7.25%   06/02/08 (b)         1,000            1,000
                                                                                            --------------
                                                                                                     7,953
GEORGIA 2.2%
----------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
  RB (Tuff Morehouse) Series 2002A                     5.50%   02/01/22 (a)         2,180            2,289
IDAHO 2.1%
----------------------------------------------------------------------------------------------------------
IDAHO BOND BANK AUTH
  RB Series 2008B                                      5.00%   09/15/25             2,060            2,172
ILLINOIS 5.2%
----------------------------------------------------------------------------------------------------------
ILLINOIS FINANCE AUTH
  Refunding RB (Alexian Brothers Health System)
  Series 2005A                                         5.25%   01/01/22 (a)         2,000            2,092
  Refunding RB (Rush Univ Medical Center Obligated
  Group) Series 2006B                                  5.00%   11/01/13 (a)         1,000            1,044
  Refunding RB (Rush Univ Medical Center Obligated
  Group) Series 2006B                                  5.00%   11/01/14 (a)         1,000            1,044
PEORIA METROPOLITAN AIRPORT AUTH
  GO Airport Bonds (Alternate Revenue Source) Series
  2008                                                 4.00%   12/01/16             1,125            1,117
                                                                                            --------------
                                                                                                     5,297

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
INDIANA 2.0%
----------------------------------------------------------------------------------------------------------
INDIANAPOLIS
  Gas Utility Distribution System Second Lien
  Refunding RB Series 2008A                            5.00%   08/15/13 (a)         2,000            2,054
KENTUCKY 1.0%
----------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
  Health Facilities RB (Univ Medical Center)
  Series 1997                                          5.25%   07/01/22 (a)         1,000            1,007
LOUISIANA 1.6%
----------------------------------------------------------------------------------------------------------
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
  Assessment RB Series 2006B                           5.00%   06/01/23 (a)         1,650            1,640
MARYLAND 0.2%
----------------------------------------------------------------------------------------------------------
MARYLAND HOUSING & COMMUNITY DEVELOPMENT DEPT
  RB Series 1996A                                      5.88%   07/01/16               160              160
MASSACHUSETTS 4.3%
----------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
  Sr Sales Tax Bonds Series 2005B                      5.50%   07/01/23 (a)         1,630            1,843
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
  RB (Linden Ponds Inc Facility) Series 2007A          5.25%   11/15/15             1,000              996
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
  RB (CareGroup) Series 2004D                          4.50%   07/01/18 (a)           500              497
  RB (CareGroup) Series 2004D                          5.25%   07/01/24 (a)         1,000            1,015
                                                                                            --------------
                                                                                                     4,351
MICHIGAN 6.4%
----------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
  Environmental Improvement Refunding RB
  (MeadWestvaco-Escanaba Paper Co) Series 2002         6.25%   04/15/12             1,000            1,115
DETROIT WATER SUPPLY
  Second Lien Refunding RB Series 2001C                5.75%   07/01/28 (a)         4,000            4,385
WAYNE CNTY COMMUNITY COLLEGE
  Improvement Bonds Series 1999                        5.50%   07/01/19 (a)         1,000            1,030
                                                                                            --------------
                                                                                                     6,530
MISSISSIPPI 1.5%
----------------------------------------------------------------------------------------------------------
JACKSON STATE UNIV EDUCATIONAL BUILDING CORP
  RB (Campus Facilities) Series 2004B                  5.00%   03/01/11             1,500            1,516

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
NEVADA 5.1%
----------------------------------------------------------------------------------------------------------
CLARK CNTY SD
  Limited Tax GO Refunding Bonds Series 2007A          5.00%   06/15/22 (a)         2,800            2,956
NEVADA
  Highway Improvement RB (Motor Vehicle Fuel Tax)
  Series 2004                                          5.50%   12/01/18 (a)         2,000            2,207
                                                                                            --------------
                                                                                                     5,163
NEW YORK 1.5%
----------------------------------------------------------------------------------------------------------
NEW YORK CITY
  GO Bonds Fiscal 2002 Series G                        5.75%   08/01/12                60               67
  GO Bonds Fiscal 2002 Series G                        5.75%   08/01/16               905              979
NEW YORK STATE DORMITORY AUTH
  RB (Orange Regional Medical Center Obligated
  Group) Series 2008                                   5.50%   12/01/11               420              430
                                                                                            --------------
                                                                                                     1,476
NORTH CAROLINA 3.1%
----------------------------------------------------------------------------------------------------------
CHARLOTTE
  Refunding GO Bonds Series 2008                       5.00%   08/01/17             1,000            1,110
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
  Educational Facilities RB (Meredith College)
  Series 2008A                                         6.00%   06/01/31             1,000            1,002
NORTHERN HOSPITAL DISTRICT OF SURRY CNTY
  Health Care Facilities RB Series 2008                6.00%   10/01/28             1,000            1,007
                                                                                            --------------
                                                                                                     3,119
OREGON 4.6%
----------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES UTILITY DISTRICT
  Electric System Revenue Obligations Series 2000B     5.50%   12/01/10 (a)         1,180            1,270
FOREST GROVE
  Student Housing RB (Oak Tree Foundation)
  Series 2007                                          5.00%   03/01/14 (c)         1,000              982
MORROW CNTY SD
  GO Bonds Series 2001                                 5.63%   06/15/11 (a)         2,235            2,426
                                                                                            --------------
                                                                                                     4,678
PENNSYLVANIA 2.1%
----------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
  RB (Univ of Pittsburgh Medical Center)
  Series 2008A                                         5.00%   09/01/11             2,000            2,102
RHODE ISLAND 0.0%
----------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
  Homeownership Opportunity Bonds Series 10A           6.50%   10/01/22                20               20

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY       FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE         ($ X 1,000)   ($ X 1,000)
TEXAS 10.1%
----------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
  Refunding RB Series 1997                             5.13%   11/15/16 (a)           910              911
EL PASO CNTY HOSPITAL DISTRICT
  GO Bonds Series 2008A                                4.25%   08/15/16 (a)           650              675
HARRIS CNTY
  Permanent Improvement Refunding Bonds Series 2004A   5.00%   10/01/18             1,885            2,009
HARRIS CNTY HOSPITAL DISTRICT
  Refunding RB Series 2000                             6.00%   08/15/10 (a)         1,000            1,074
HOUSTON COMBINED UTILITY SYSTEM
  First Lien Refunding RB Series 2004C1                5.00%   05/15/11 (a)         1,000            1,031
KATY ISD
  Unlimited Tax School Building Bonds Series 2008C     5.00%   02/15/38 (a)         3,000            3,067
TEXAS PUBLIC FINANCE AUTH
  Refunding RB (Texas Southern Univ) Series 1998A1     4.75%   11/01/17 (a)         1,545            1,557
                                                                                            --------------
                                                                                                    10,324
VERMONT 3.3%
----------------------------------------------------------------------------------------------------------
VERMONT EDUCATION & HEALTH BUILDINGS FINANCING
AGENCY
  Hospital RB (Fletcher Allen Health Care)
  Series 2000A                                         6.00%   12/01/23 (a)         2,000            2,120
  Hospital RB (Fletcher Allen Health Care)
  Series 2007A                                         4.75%   12/01/36             1,400            1,218
                                                                                            --------------
                                                                                                     3,338
WASHINGTON 7.8%
----------------------------------------------------------------------------------------------------------
KENT SD NO.415
  Unlimited Tax GO Refunding Bonds Series 1993A        5.55%   12/01/11               500              544
OCEAN SHORES
  Water & Sewer RB Series 2001                         5.50%   06/01/11 (a)         2,000            2,162
WASHINGTON HEALTH CARE FACILITIES AUTH
  RB (Catholic Health Initiatives) Series A            6.00%   12/01/20 (a)         3,000            3,218
  RB (Swedish Health System) Series 1998               5.13%   11/15/18 (a)         2,000            2,031
                                                                                            --------------
                                                                                                     7,955
WYOMING 1.0%
----------------------------------------------------------------------------------------------------------
CAMPBELL CNTY RECREATION PROJECT JOINT POWERS BOARD
  Lease RB Series 2008                                 5.00%   06/15/11             1,000            1,042
                                                                                            --------------
TOTAL FIXED-RATE OBLIGATIONS
 (COST $93,926)                                                                                     95,388
                                                                                            --------------

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                        MATURITY          FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                       RATE      DATE            ($ X 1,000)   ($ X 1,000)

VARIABLE-RATE OBLIGATIONS 13.8% OF NET ASSETS

ARIZONA 1.0%
----------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
  Hospital RB (Phoenix Children's Hospital)
  Series 2007A                                         2.62%   02/02/15 (e)            1,060         1,013
CALIFORNIA 3.6%
----------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge RB
  Series 2006A1                                        2.53%   06/05/08 (a)(b)         3,000         3,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
BANK
  Insured RB (Rand Corp) Series 2002B                  1.75%   06/02/08 (a)(b)           700           700
                                                                                            --------------
                                                                                                     3,700
FLORIDA 5.0%
----------------------------------------------------------------------------------------------------------
CAPITAL TRUST AGENCY
  RB (Atlantic Housing Foundation Properties) Sr
  Series 2005A                                         8.17%   06/03/08 (c)            2,575         2,575
ORANGE CNTY HEALTH FACILITIES AUTH
  Hospital RB (Orlando Regional Healthcare System)
  Series 1999A                                         5.01%   06/19/08 (a)(c)         1,000         1,000
SUNSHINE STATE GOVERNMENT FINANCING COMMISSION
  RB Series 1986                                       4.00%   06/02/08 (a)(b)         1,500         1,500
                                                                                            --------------
                                                                                                     5,075
GEORGIA 0.7%
----------------------------------------------------------------------------------------------------------
BURKE CNTY DEVELOPMENT AUTH
  Pollution Control RB (Georgia Power Co Vogtle
  Plant) Second Series 1995                            1.35%   06/02/08                  700           700
PUERTO RICO 2.0%
----------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
  Transportation Refunding RB Series 2005L             4.00%   06/05/08 (a)(b)(d)      2,000         2,000
WASHINGTON 1.5%
----------------------------------------------------------------------------------------------------------
WASHINGTON HEALTH CARE FACILITIES AUTH
  RB (Overlake Hospital Medical Center)
  Series 2005C1                                        7.48%   06/25/08 (a)            1,500         1,500
                                                                                            --------------
TOTAL VARIABLE-RATE OBLIGATIONS
 (COST $14,030)                                                                                     13,988
                                                                                            --------------

END OF INVESTMENTS.

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(All dollar amounts are x 1,000)

At 05/31/08, the tax basis cost of the fund's investments was $107,954 and the unrealized appreciation and depreciation were $1,908 and ($486), respectively, with a net unrealized appreciation of $1,422.

(a)   Credit-enhanced security.

(b)   Liquidity-enhanced security.

(c) Illiquid security. At the period end, the value of these amounted to $4,557 or 4.5% of net assets.


(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,000 or 2.0% of net assets.

(e)   Floating rate note, maturity shown is mandatory put date.

COP -- Certificate of participation
GO -- General obligation
ISD -- Independent school district
RAN -- Revenue anticipation note
RB -- Revenue bond
SD -- School district

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  7.4%  U.S. GOVERNMENT SECURITY                          50,000          50,000
 24.6%  CORPORATE BONDS                                  168,559         167,451
 23.2%  ASSET-BACKED OBLIGATIONS                         172,557         157,977
 18.4%  MORTGAGE-BACKED SECURITIES                       151,956         124,900
 10.0%  SHORT-TERM INVESTMENTS                            67,818          67,822
--------------------------------------------------------------------------------
 83.6%  TOTAL INVESTMENTS                                610,890         568,150
 16.4%  OTHER ASSETS AND
        LIABILITIES                                                      111,309
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       679,459

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITY 7.4% OF NET ASSETS

U.S. TREASURY OBLIGATION 7.4%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.63%, 05/31/10                                        50,000          50,000
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $50,000)                                                            50,000
                                                                     -----------
CORPORATE BONDS 24.6% OF NET ASSETS

FINANCE 24.6%
--------------------------------------------------------------------------------
BANKING 16.7%
ABBEY NATIONAL PLC
   6.70%, 06/15/08 (a)(b)                                  2,200           2,188
ARTESIA OVERSEAS LTD.
   3.39%, 08/26/08 (a)(b)                                 10,000          10,071
DEUTSCHE BANK CAPITAL TRUST
   4.50%, 06/30/08 (a)(b)(c)                              48,400          47,994
NATEXIS AMBS CO., LLC
   8.44%, 06/30/08 (a)(b)(c)                              53,370          53,534
                                                                     -----------
                                                                         113,787
INSURANCE 7.9%
MANTIS REEF LTD.
   4.69%, 11/14/08 (b)(c)                                 53,970          53,664
                                                                     -----------
                                                                         167,451
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $168,559)                                                          167,451
                                                                     -----------
ASSET-BACKED OBLIGATIONS 23.2% OF NET ASSETS
AMERIQUEST MORTGAGE SECURITIES, INC.
Series 2003-IA1 Class M2
   4.55%, 06/25/08 (a)(b)                                  1,698           1,444
Series 2003-AR3 Class M2
   5.97%, 06/25/08 (a)(b)                                  1,817           1,751
ARIA CDO I (JERSEY) LTD.
   Series 1A-3 Class B1U5
   3.82%, 10/07/08 (a)(b)(f)                              53,600          53,558
ASSET BACKED FUNDING CERTIFICATES
Series 2003-AHL1 Class M1
   3.24%, 06/25/08 (a)(b)                                  5,959           5,179
Series 2003-WMC1 Class M1
   3.37%, 06/25/08 (a)(b)                                  1,625           1,460
Series 2003-OPT1 Class M2
   4.72%, 06/25/08 (a)(b)                                    959             741
ASSET BACKED SECURITIES CORP. HOME EQUITY
   Series 2002-H3 Class M2
   4.84%, 06/16/08 (a)(b)                                  2,567           2,222
BEAR STEARNS ASSET BACKED SECURITIES, INC.
Series 2004-HE6 Class M1
   2.96%, 06/25/08 (a)(b)                                  3,095           2,672
Series 2003-2 Class M2
   4.39%, 06/25/08 (a)(b)                                  3,245           2,521
CENTEX HOME EQUITY
   Series 2003-B Class M2
   4.09%, 06/25/08 (a)(b)                                  1,969           1,202
CIT MARINE TRUST
   Series 1999-A Class C1
   6.25%, 11/15/19 (b)(e)                                  1,065           1,017
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2004-10 Class MV5
   3.49%, 06/25/08 (a)(b)                                    498             335
Series 2002-6 Class M1
   4.04%, 06/25/08 (a)(b)                                    843             707
Series 2002-6 Class M2
   5.54%, 06/25/08 (a)(b)                                    826             598
DISTRIBUTION FINANCIAL SERVICES
   Series 2001-1 Class D
   7.73%, 11/15/22 (b)                                     8,250           7,445
FIRST ALLIANCE MORTGAGE LOAN TRUST
   Series 1998-3 Class A4
   2.98%, 06/20/08 (a)(b)(e)                                 102              83

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
FREMONT HOME LOAN TRUST
Series 2004-A Class M2
   4.12%, 06/25/08 (a)(b)                                    667             525
Series 2003-A Class M2
   4.98%, 06/25/08 (a)(b)                                  1,164             963
HOME EQUITY ASSET TRUST
   Series 2003-3 Class M2
   4.76%, 06/25/08 (a)(b)                                    506             145
LEHMAN XS TRUST
   Series 2005-4 Class 2A1B
   5.17%, 06/25/08 (a)(b)                                  1,560           1,555
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M2
   4.14%, 06/25/08 (a)(b)                                  5,891           4,717
Series 2003-2 Class M3
   5.77%, 06/25/08 (a)(b)                                    362             256
MASTR ASSET BACKED SECURITIES
Series 2003-WMC2 Class M1
   3.44%, 06/25/08 (a)(b)                                    507             435
Series 2002-OPT1 Class M2
   5.32%, 06/25/08 (a)(b)                                  3,969           3,967
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-WWC3 Class M3
   4.87%, 06/25/08 (a)(b)                                  1,021             850
NOVASTAR HOME EQUITY LOAN
Series 2003-2 Class M1
   3.14%, 06/25/08 (a)(b)                                  7,144           6,671
Series 2003-3 Class M2
   4.04%, 06/25/08 (a)(b)                                  2,770           2,393
Series 2003-1 Class M2
   5.39%, 06/25/08 (a)(b)                                  2,692           1,649
OCWEN ADVANCE RECEIVABLES BACKED NOTES
   Series 2006-1A
   5.34%, 11/24/15 (b)(c)                                 30,000          26,400
ODIN CDO I (CAYMAN ISLANDS) LTD.
   Series 1A Class B1U5
   3.50%, 10/11/08 (a)(f)                                 20,000          19,910
OPTION ONE MORTGAGE LOAN TRUST
   Series 2003-2 Class M1
   3.37%, 06/25/08 (a)(b)                                  3,113           2,215
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2004-KS2 Class M22
   3.89%, 06/25/08 (a)(b)                                  1,191             882
STRUCTURED ASSET INVESTMENT LOAN TRUST
   Series 2003-BC7 Class M2
   5.02%, 06/25/08 (a)(b)                                  1,843           1,509
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $172,557)                                                          157,977
                                                                     -----------
MORTGAGE-BACKED SECURITIES 18.4% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 7.8%
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE TRUST
   Series 2005-7 Class 2AX
   0.27%, 06/01/08 (a)(b)(g)                              87,628             238
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
   Series 2004-12 Class 1A1
   6.64%, 06/01/08 (a)(b)                                    394             345
BEAR STEARNS ALT-A TRUST
   Series 2006-1 Class 23A1
   5.64%, 06/01/08 (a)(b)                                  1,017             766
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-51 Class 3AB1
   2.69%, 06/20/08 (a)(b)                                  1,031             974
Series 2003-21T1 Class A2
   5.25%, 12/25/33 (b)                                       885             823
Series 2007-2CB Class 1A1
   5.75%, 03/25/37 (b)                                        26              25
Series 2007-2CB Class 2A13
   5.75%, 03/25/37 (b)                                        40              38
COUNTRYWIDE HOME LOAN
   Series 2005-HYB2 Class 1A4
   6.44%, 06/01/08 (a)(b)                                  1,099             956
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
   Series 2006-7 Class DX
   7.00%, 08/25/36 (b)(g)                                  4,365             967
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
Series 2002-AR28 Class 1A2
   6.76%, 06/01/08 (a)(b)                                    217             196
Series 2005-12 Class 6A1
   6.00%, 01/25/36 (b)                                       303             262
FIFTH THIRD MORTGAGE LOAN TRUST
   Series 2002-FTB1 Class 2A1
   6.23%, 06/01/08 (a)(b)                                  1,108           1,106
HARBORVIEW MORTGAGE LOAN TRUST
   Series 2006-6 Class X1
   0.24%, 06/01/08 (a)(b)(g)                              40,034              22
LEHMAN XS TRUST
   Series 2007-5H Class 3A4
   6.45%, 11/08/09 (a)(b)                                 21,138          15,904
MASTR ADJUSTABLE RATE MORTGAGE TRUST
Series 2004-6 Class 5A1
   4.71%, 06/01/08 (a)(b)                                    539             539
Series 2004-1 Class 4A2
   4.89%, 06/01/08 (a)(b)                                  1,329           1,280
Series 2005-1 Class 5A1
   6.95%, 06/01/08 (a)(b)                                  1,138             944
MORGAN STANLEY DEAN WITTER CAPITAL I
   Series 2003-HYB1 Class A2
   5.75%, 06/01/08 (a)(b)                                  1,662           1,564

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
MORGAN STANLEY MORTGAGE LOAN TRUST
   Series 2005-2AR Class B1
   2.89%, 06/25/08 (a)(b)                                 25,301          16,145
PRIME MORTGAGE TRUST
   Series 2005-3 Class A4
   4.75%, 08/25/20 (b)                                       492             460
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
   Series 2004-SL2 Class A1
   6.50%, 10/25/16 (b)                                        40              38
RESIDENTIAL ASSET SECURITIZATION TRUST
   Series 2005-A8CB Class A11
   6.00%, 07/25/35 (b)                                     2,290           2,243
RESIDENTIAL FUNDING MORTGAGE SECURITIES I
   Series 2003-S7 Class A17
   4.00%, 05/25/33 (b)                                       414             378
STRUCTURED ASSET SECURITIES CORP.
Series 2003-40A Class 3A2
   4.51%, 06/01/08 (a)(b)                                  1,564           1,472
Series 2003-24A Class 1A1
   4.60%, 06/01/08 (a)(b)                                    899             820
TBW MORTGAGE BACKED PASS THROUGH CERTIFICATES
   Series 2006-1 Class DX
   6.00%, 04/25/36 (b)(g)                                  4,422           1,009
WASHINGTON MUTUAL, INC.
   Series 2003-AR1 Class A6
   5.75%, 06/01/08 (a)(b)                                    453             452
WELLS FARGO ALTERNATIVE LOAN TRUST
   Series 2007-PA3 Class A
   0.19%, 06/01/08 (a)(b)(g)                             405,380           2,613
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
   Series 2004-Z Class 2A
   0.21%, 06/01/08 (a)(b)(g)                              58,932             113
                                                                     -----------
                                                                          52,692
COMMERCIAL MORTGAGE BACKED SECURITIES 10.2%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
   Series 2005-RR Class A1FL
   2.81%, 06/23/08 (a)(b)(c)                               9,999           5,999
WAMU COMMERCIAL MORTGAGE SECURITY
Series 2007-SL2 Class A
   5.43%, 06/01/08 (a)(b)(c)                              42,993          38,654
Series 2007-SL3 Class A
   5.94%, 06/01/08 (a)(b)(c)                              29,026          24,673
                                                                     -----------
                                                                          69,326
U.S. GOVERNMENT AGENCY MORTGAGES 0.4%
--------------------------------------------------------------------------------
FANNIE MAE
   6.38%, 06/01/08 (a)                                       156             158
   6.74%, 06/01/08 (a)                                       137             139
   7.09%, 07/01/08 (a)                                       134             135
   6.89%, 09/01/08 (a)                                       238             242
   5.00%, 06/25/18 (g)                                    11,448           1,424
FREDDIE MAC
   6.23%, 06/01/08 (a)                                       409             410
   6.75%, 06/01/08 (a)                                       290             294
   7.23%, 09/01/08 (a)                                        80              80
                                                                     -----------
                                                                           2,882
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $151,956)                                                          124,900
                                                                     -----------
SHORT-TERM INVESTMENTS 10.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 7.5%
--------------------------------------------------------------------------------
CHARIOT FUNDING LLC
   2.40%, 06/02/08                                         7,000           7,000
KITTYHAWK FUNDING
   2.45%, 06/03/08                                         7,630           7,630
PARK AVENUE RECEIVABLES CORP.
   2.45%, 06/02/08                                        15,000          15,000
THUNDER BAY FNDNG LLC
   2.40%, 06/05/08                                         3,963           3,962
TICONDEROGA FUNDING LLC
   2.35%, 06/02/08                                        17,000          17,000
                                                                     -----------
                                                                          50,592
REPURCHASE AGREEMENT 2.4%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 05/30/08, due 06/02/08 at 1.98%, with a maturity
   value of $16,536 (fully collateralized by Federal Home
   Loan Mortgage Corp. with a value of $14,240).          16,533          16,533

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   1.87%, 08/28/08 (d)                                       700             697
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $67,818)                                                            67,822
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 05/31/08 the tax basis cost of the fund's investments was $610,891 and the unrealized appreciation and depreciation were $1,711 and ($44,452), respectively, with a net unrealized depreciation of ($42,741).

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $250,918 or 36.9% of net assets.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(d) All or a portion of this security is held as collateral for futures contracts.

(e)   Credit-enhanced security.

(f) Illiquid security. At the period end, the value of these amounted to $73,468 or 10.8% of net assets.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at 05/31/08. All numbers are x 1,000 except number of futures contracts.

                                        NUMBER OF      CONTRACT      UNREALIZED
                                        CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT
2 YEARS, LONG, U.S. TREASURY NOTE,
   expires 09/30/08                            65        13,691             (40)

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  97.0%  MORTGAGE-BACKED SECURITIES                      76,081          76,138
  26.6%  SHORT-TERM INVESTMENTS                          20,923          20,923
--------------------------------------------------------------------------------
 123.6%  TOTAL INVESTMENTS                               97,004          97,061
(23.6)%  OTHER ASSETS AND
         LIABILITIES                                                    (18,522)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                      78,539

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 97.0% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 5.1%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
   Series 2005-1 Class 5A1
   4.50%, 06/01/08 (a)(b)                                     15              14
CITIGROUP MORTGAGE LOAN TRUST, INC.
   Series 2004-HYB3 Class 1A
   5.59%, 06/01/08 (a)(b)                                    471             463
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-20CB Class 2A3
   5.50%, 07/25/35 (b)                                       328             302
Series 2005-23CB Class A15
   5.50%, 07/25/35 (b)                                     1,069             955
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
Series 2003-AR24 Class 1A1
   5.71%, 06/01/08 (a)(b)                                    154             146
Series 2001-26 Class 5A1
   7.33%, 06/01/08 (a)(b)                                    166             165
Series 2002-10 Class 2A1
   7.50%, 05/25/32 (b)                                       258             239
MASTR ASSET SECURITIZATION TRUST
   Series 2003-6 Class 9A1
   4.25%, 07/25/33 (b)                                       536             507
MLCC MORTGAGE INVESTORS, INC.
   Series 2004-B Class A2
   3.08%, 06/25/08 (a)(b)                                    194             189
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST
   Series 2004-2 Class 2A
   7.00%, 06/01/08 (a)(b)                                     76              72
STRUCTURED ASSET SECURITIES CORP.
   Series 2002-22H Class 1A
   6.94%, 06/01/08 (a)(b)                                     29              28
VENDEE MORTGAGE TRUST
   Series 1995-3 Class 1Z
   7.25%, 09/15/25 (b)                                       103             110
WAMU MORTGAGE PASS-THROUGH CERTIFICATES
Series 2003-AR1 Class A6
   5.75%, 06/01/08 (a)(b)                                     22              22
Series 2003-S10 Class A5
   5.00%, 10/25/18 (b)                                       420             403
Series 2003-S12 Class 1A3
   4.50%, 11/25/18 (b)                                       383             364
                                                                     -----------
                                                                           3,979
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGES 91.9%
--------------------------------------------------------------------------------
FREDDIE MAC REMICS
   6.50%, 03/15/14 (b)(d)                                    729              88
GINNIE MAE
   4.00%, 06/01/08 (a)                                     1,531           1,547
   4.00%, 10/20/33 to 11/20/33                               124             112
   4.50%, 11/12/09 (a)                                     4,023           4,137
   4.50%, 08/15/18 to 02/20/30                               159             158
   4.88%, 12/10/08 (a)                                       107             108
   5.00%, 02/15/18 to 09/20/36                             6,265           6,158
   5.50%, 09/20/13 to 01/15/38                            14,363          14,413
   5.63%, 11/01/08 (a)                                        98              99
   6.00%, 01/15/09 to 12/15/37                            14,658          14,955
   6.13%, 11/01/08 (a)                                        96              98
   6.25%, 01/15/29 to 02/15/29                                80              83
   6.38%, 08/01/08 (a)                                       221             225
   6.50%, 12/20/11 to 08/15/37                             4,640           4,800
   7.00%, 10/15/08 to 12/15/37                             5,058           5,346
   7.50%, 06/15/08 to 11/15/37                               461             489
   8.00%, 08/15/08 to 10/15/11                                 9               9
   8.50%, 08/20/25 to 01/20/30                                28              30
   9.00%, 09/20/15 to 12/20/30                             1,048           1,142
GINNIE MAE TBA
   5.50%, 06/19/38                                         8,000           7,985
   6.00%, 06/19/38                                        10,000          10,177
                                                                     -----------
                                                                          72,159
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $76,081)                                                            76,138
                                                                     -----------
SHORT-TERM INVESTMENTS 26.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 17.2%
--------------------------------------------------------------------------------
ABBEY NATIONAL NORTH AMERICA LLC
   2.05%, 06/06/08                                         1,500           1,499

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
ALPINE SECURITIZATION
   2.40%, 06/03/08                                         1,500           1,500
FALCON ASSET SECURITZATION CO., LLC
   2.25%, 06/03/08                                         1,500           1,500
LLOYDS TSB BANK PLC
   2.29%, 06/02/08                                         1,500           1,500
NIEUW AMSTERDAM RECEIVABLES CORP.
   2.57%, 06/02/08                                         1,500           1,500
PARK AVENUE RECEIVABLES CORP.
   2.45%, 06/02/08                                         1,500           1,500
RABOBANK USA FINANCIAL CORP.
   2.00%, 06/02/08                                         1,500           1,500
UBS FINANCE (DELAWARE) LLC
   2.40%, 06/05/08                                         1,500           1,499
YORKTOWN CAPITAL LLC
   2.42%, 06/02/08                                         1,500           1,500
                                                                     -----------
                                                                          13,498
                                                                     -----------
REPURCHASE AGREEMENT 9.3%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 05/30/2008, due 06/02/2008 at 1.98%, with a
   maturity value of $$7,301 (fully collateralized by
   Federal Home Loan Mortgage Corp. with a value
   of $7,449)                                              7,300           7,300

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   1.81%, 08/14/08 (c)                                        50              50
   1.87%, 08/28/08 (c)                                        75              75
                                                                     -----------
                                                                             125
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $20,923)                                                            20,923
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 05/31/08 the tax basis cost of the fund's investments was $97,004, and the unrealized apprecation and depreciation were $591 and ($534), respectively, with a net unrealized appreciation of $57.

(a)   Variable-rate security.

(b)   Callable security.

(c) All or a portion of this security is held as collateral for open futures contracts.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at 05/31/08. All numbers are x1,000 except number of futures contracts.

                                                                      UNREALIZED
                                         NUMBER OF      CONTRACT        GAINS/
                                         CONTRACTS        VALUE        (LOSSES)
FUTURES CONTRACTS
10 YEARS, LONG, U.S. TREASURY NOTE,
   expires 09/19/08                            39         4,384             (43)
2 YEARS, SHORT, U.S. TREASURY NOTE,
   expires 09/30/08                           (24)       (5,055)             12
5 YEARS, LONG, U.S. TREASURY NOTE,
   expires 09/30/08                            11         1,209             (13)
LONG, U.S. TREASURY BOND, expires
   09/19/08                                    13         1,476             (25)
                                                                      ----------
NET UNREALIZED LOSSES                                                       (69)
                                                                      ----------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                                                           COST            VALUE
HOLDINGS BY CATEGORY                                                                    ($ X 1,000)     ($ X 1,000)
-------------------------------------------------------------------------------------------------------------------
 44.5%   FIXED-RATE OBLIGATIONS                                                              83,226         83,852
 57.5%   VARIABLE-RATE OBLIGATIONS                                                          108,265        108,265
-------------------------------------------------------------------------------------------------------------------
102.0%   TOTAL INVESTMENTS                                                                  191,491        192,117
(2.0)%   OTHER ASSETS AND LIABILITIES                                                                       (3,683)
-------------------------------------------------------------------------------------------------------------------
100.0%   NET ASSETS                                                                                        188,434

ISSUER
PROJECT                                                               MATURITY          FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                      RATE             DATE            ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 44.5% OF NET ASSETS
CALIFORNIA 36.2%
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA
      Economic Recovery Bonds Series 2004A             5.25%     07/01/13                     6,915           7,601
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
      RB (Sutter Health) Series 2008A                  5.00%     08/15/12                     1,825           1,944
      Refunding RB (Cedars-Sinai Medical Center)
      Series 2005                                      5.00%     11/15/08                     1,000           1,014
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
      RB (Daughters of Charity Health System)
      Series 2005F                                     5.00%     07/01/08                     1,240           1,241
      RB (Daughters of Charity Health System)
      Series 2005F                                     5.00%     07/01/10                     2,455           2,498
      RB (Daughters of Charity Health System)
      Series 2005G                                     5.25%     07/01/11                       895             921
      Student Housing RB (CHF-Irvine LLC-UCI East
      Campus Apts Phase II) Series 2004                5.50%     05/15/09                       660             670
      Student Housing RB (CHF-Irvine LLC-UCI East
      Campus Apts Phase II) Series 2004                5.50%     05/15/10                       900             926
CHULA VISTA PUBLIC FINANCING AUTH
      Refunding RB Series 2005A                        4.00%     09/01/12 (a)(d)              2,980           3,093
DEL MAR RACE TRACK AUTH
      RB Series 2005                                   5.00%     08/15/08                       550             551
      RB Series 2005                                   5.00%     08/15/09                       500             504
      RB Series 2005                                   5.00%     08/15/10                     1,415           1,437
GOLDEN STATE TOBACCO SECURITIZATION CORP
      Enhanced Tobacco Settlement Asset-Backed
      Bonds Series 2003B                               5.63%     06/01/13                    12,915          14,193
INDIO PUBLIC FINANCING AUTH
      Lease RB Series 2007B                            3.80%     11/01/12 (a)(b)              5,000           5,116

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY          FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                      RATE             DATE            ($ X 1,000)     ($ X 1,000)
LOS ANGELES
      TRAN 2007                                        4.50%     06/30/08                     8,000           8,017
MILLBRAE PUBLIC FINANCING AUTH
      Subordinate Wastewater Revenue Notes 2008        3.50%     04/01/10                     2,000           2,015
PERRIS PUBLIC FINANCING AUTH
      2006 Tax Allocation RB                           4.40%     10/01/10                       480             480
      2006 Tax Allocation RB                           4.55%     10/01/11                       520             520
      2006 Tax Allocation RB                           4.65%     10/01/12                       545             546
RANCHO CORDOVA
      Special Tax Bonds Series 2007                    4.50%     09/01/15                     1,200           1,151
REDDING JOINT POWERS FINANCING AUTH
      Electric System RB Series 1996A                  5.50%     06/01/11 (a)                 2,000           2,000
RIVERSIDE CNTY TRANSPORTATION COMMISSION
      Sales Tax RB Series 2008A                        4.00%     12/01/09                     5,000           5,098
SAN DIEGO CNTY
      COP (Burnham Institute for Medical
      Research) Series 2006                            5.00%     09/01/09                     1,085           1,094
      COP (Burnham Institute for Medical
      Research) Series 2006                            5.00%     09/01/10                     1,000           1,018
SAN FRANCISCO STATE UNIV
      Student Housing RB (Auxiliary Organization)
      Series 1999                                      5.00%     07/01/08                       400             401
SAN JOAQUIN CNTY TRANSPORTATION AUTH
      Measure K Sr Sales Tax Revenue Notes
      Series 2008                                      4.00%     04/01/11                     4,000           4,109
                                                                                                        -----------
                                                                                                             68,158
PUERTO RICO 8.3%
-------------------------------------------------------------------------------------------------------------------
PUERTO RICO
      GO Public Improvement Refunding Bonds
      Series 2003C                                     5.00%     07/01/08                     4,800           4,804
PUERTO RICO PUBLIC BUILDINGS AUTH
      Government Facilities Refunding RB Series J      5.00%     07/01/12 (a)                10,600          10,890
                                                                                                        -----------
                                                                                                             15,694
                                                                                                        -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $83,226)                                                                                            83,852
                                                                                                        -----------

VARIABLE-RATE OBLIGATIONS 57.5% OF NET ASSETS
CALIFORNIA 47.1%
-------------------------------------------------------------------------------------------------------------------
ANAHEIM
      Refunding COP Series 1993                        2.35%     06/04/08 (a)(b)              5,000           5,000
BAY AREA TOLL AUTH
      San Francisco Bay Area Toll Bridge RB
      Series 2004A                                     2.53%     06/05/08 (a)(b)              1,000           1,000
      San Francisco Bay Area Toll Bridge RB
      Series 2006A1                                    2.53%     06/05/08 (a)(b)              8,000           8,000
CALIFORNIA
      Economic Recovery Bonds Series 2004C4            1.15%     06/02/08 (b)                   200             200
      GO Bonds Series 2004B2                           1.15%     06/02/08 (a)                 3,000           3,000
      GO Bonds Series 2005A6                           1.30%     06/05/08 (a)                 1,150           1,150

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY          FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                      RATE             DATE            ($ X 1,000)     ($ X 1,000)
CALIFORNIA INFRASTRUCTURE & ECONOMIC
DEVELOPMENT BANK
      RB (California Independent System Operator
      Corp) Series 2004A                               2.53%     06/04/08 (a)(b)              2,000           2,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
      COP (Eskaton Properties Inc)                     7.52%     06/19/08 (a)                 8,150           8,150
      RB (John Muir Health) Series 2008A               1.25%     06/02/08 (a)                 2,000           2,000
CITY & CNTY OF SAN FRANCISCO FINANCE CORPORATION
      Lease RB (Moscone Center Expansion)
      Series 2000-3                                    4.30%     06/05/08 (a)(b)              4,200           4,200
EASTERN MUNICIPAL WATER DISTRICT
      Water & Sewer Revenue COP Series 2008A           1.35%     06/05/08 (b)                 6,200           6,200
FREMONT
      COP (2002 Maintenance Center & Fire
      Station No. 11)                                  3.40%     06/05/08 (a)(b)              1,000           1,000
IRVINE ASSESSMENT DISTRICT NO. 05-21
      Limited Obligation Improvement Bonds
      Series A                                         1.00%     06/02/08 (a)                 1,100           1,100
IRVINE ASSESSMENT DISTRICT NO. 93-14
      Limited Obligation Improvement Bonds
      Series 2000                                      1.07%     06/02/08 (a)                 6,500           6,500
LONG BEACH
      RB (Memorial Health Services) Series 1991        1.75%     06/04/08                     5,000           5,000
LONG BEACH USD
      Capital Improvement Refinancing COP
      Series 2001                                      4.30%     06/05/08 (a)(b)              8,590           8,590
MODESTO PUBLIC FINANCING AUTH
      Lease Refunding & Capital Improvement Bonds      3.70%     09/03/08 (a)                24,675          24,675
OAKLAND
      Insured RB (180 Harrison Foundation)
      Series 1999A                                     5.91%     06/04/08 (a)(b)(c)           1,000           1,000
                                                                                                        -----------
                                                                                                             88,765
PUERTO RICO 10.4%
-------------------------------------------------------------------------------------------------------------------
PUERTO RICO
      GO Public Improvement Bonds of 1996              4.40%     07/01/08 (a)                 2,900           2,900
PUERTO RICO AQUEDUCT & SEWER AUTH
      Refunding Bonds Series 1995                      4.25%     07/01/08 (a)                 7,600           7,600
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
      Transportation Refunding RB Series 2005L         4.00%     06/05/08 (a)(b)(c)           4,000           4,000
      Transportation Refunding RB Series 2005L         4.00%     06/05/08 (a)(b)(c)           5,000           5,000
                                                                                                        -----------
                                                                                                             19,500
                                                                                                        -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $108,265)                                                                                          108,265
                                                                                                        -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 05/31/08 the tax basis cost of the fund's investments was $191,491 and the unrealized appreciation and depreciation were $799 and ($173), respectively, with a net unrealized appreciation of $626.

(a)   Credit-enhanced security.

(b)   Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,000 or 5.3% of net assets.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(d) All or a portion of this security is held as collateral for open futures contracts.


COP -- Certificate of participation
GO -- General obligation
RB -- Revenue bond
TRAN -- Tax and revenue anticipation note
USD -- Unified school district

In addition to the above, the fund held the following at 05/31/08. All numbers are x1,000 except number of open futures contracts.

                                                 NUMBER OF  CONTRACT  UNREALIZED
                                                 CONTRACTS   VALUE      LOSSES
FUTURES CONTRACT
5 YEARS, SHORT, U.S. TREASURY NOTE
  expires 09/30/08                                   (110)  (12,093)        (16)
                                                                      ----------
NET UNREALIZED LOSSES                                                       (16)

SCHWAB INVESTMENTS
SCHWAB INFLATION-PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)



The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.


                                                         COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.3%     U.S. GOVERNMENT SECURITIES                   293,279         297,823
  0.2%     CORPORATE BONDS                                  820             670
  1.7%     SHORT-TERM INVESTMENTS                         5,100           5,100
--------------------------------------------------------------------------------
100.2%     TOTAL INVESTMENTS                            299,199         303,593
(0.2)%     OTHER ASSETS AND LIABILITIES                                    (622)
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                                   302,971


SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)

U.S. GOVERNMENT SECURITIES 98.3% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 98.3%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES

  4.25%, 01/15/10                                          1,999           2,138
  0.88%, 04/15/10                                         11,305          11,435
  3.50%, 01/15/11                                          3,681           3,986
  2.38%, 04/15/11                                          2,948           3,101
  3.38%, 01/15/12                                          8,875           9,718
  2.00%, 04/15/12                                         25,612          26,753
  3.00%, 07/15/12                                         30,996          33,711
  1.88%, 07/15/13                                         12,440          12,984
  2.00%, 01/15/14                                         15,168          15,895
  1.63%, 01/15/15                                         38,832          39,730
  1.88%, 07/15/15                                          7,136           7,403
  2.00%, 01/15/16                                         13,421          14,020
  2.50%, 07/15/16                                          4,546           4,926
  2.63%, 07/15/17                                         20,811          22,814
  1.63%, 01/15/18                                          5,912           5,958
  2.38%, 01/15/25                                         13,390          13,931
  2.00%, 01/15/26                                         15,696          15,440
  2.38%, 01/15/27                                         17,460          18,167
  3.63%, 04/15/28                                         13,413          16,600
  3.88%, 04/15/29                                         11,885          15,321
  3.38%, 04/15/32                                          2,647           3,299
U.S. TREASURY NOTE
  3.88%, 05/15/18                                            500             493
                                                                       ---------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $293,279)                                                          297,823
                                                                       ---------

CORPORATE BONDS 0.2% OF NET ASSETS

FINANCE 0.1%
--------------------------------------------------------------------------------

INSURANCE 0.1%
ASSURED GUARANTY US HOLDINGS, INC.
  6.40%, 12/15/16 (a)(b)                                     250             179
LIBERTY MUTUAL GROUP, INC.
  7.80%, 03/15/37 (b)(c)                                     300             239
                                                                       ---------
                                                                             418
                                                                       ---------

UTILITIES 0.1%
--------------------------------------------------------------------------------

NATURAL GAS 0.1%
ENTERPRISE PRODUCTS OPERATING LP
  8.38%, 08/01/16 (a)(b)                                     250             252
                                                                       ---------
TOTAL CORPORATE BONDS
(COST $820)                                                                  670
                                                                       ---------

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.7%
--------------------------------------------------------------------------------
NIEUW AMSTERDAM RECEIVABLES CORP.
  2.57%, 06/02/08                                          5,000           5,000

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  1.00%, 06/12/08 (d)                                        100             100
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,100)                                                              5,100
                                                                       ---------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 05/31/08 the tax basis cost of the fund's investments was $299,305, and the unrealized appreciation and depreciation were $5,511 and ($1,223), respectively, with a net unrealized appreciation of $4,288.

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $239 or 0.1% of net assets.

SCHWAB INFLATION-PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued



(d) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 05/31/08. All numbers are x 1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS
2 YEARS, LONG, U.S.
  TREASURY NOTE,
  expires 09/30/08                               75       15,797            (12)
5 YEARS, SHORT, U.S.
  TREASURY NOTE,
  expires 09/30/08                              (85)      (9,345)            61
                                                                     -----------
NET UNREALIZED GAINS                                                         49

SCHWAB INVESTMENTS
SCHWAB PREMIER INCOME FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
  36.7%  CORPORATE BONDS                               96,162            96,553
   9.4%  ASSET-BACKED                                  25,372            24,756
         OBLIGATIONS
  39.2%  MORTGAGE-BACKED                              102,684           103,298
         SECURITIES
  15.2%  U.S. GOVERNMENT                               39,963            40,045
         SECURITIES
   0.4%  PREFERRED STOCK                                  980               970
  13.0%  SHORT-TERM INVESTMENTS                        34,318            34,320
--------------------------------------------------------------------------------
 113.9%  TOTAL INVESTMENTS                            299,479           299,942
(13.9)%  OTHER ASSETS AND
         LIABILITIES                                                    (36,663)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     263,279

SECURITY                                          FACE AMOUNT           VALUE
        RATE, MATURITY DATE                       ($ X 1,000)        ($ X 1,000)
CORPORATE BONDS 36.7% OF NET ASSETS

FINANCE 19.8%
--------------------------------------------------------------------------------

BANKING 15.9%
BANK OF AMERICA CORP.
   5.65%, 05/01/18                                      1,000                971
   8.13%, 05/15/18 (a)(b)                                 500                500
BANKBOSTON CAPITAL TRUST III
   3.55%, 06/16/08 (a)(b)                                 175                133
BARCLAYS BANK PLC
   7.43%, 06/15/08 (a)(b)(c)(d)                         2,000              1,955
   7.70%, 04/25/18 (a)(b)(c)                            1,000              1,033
BCI US FUNDING TRUST
   8.01%, 07/15/08 (a)(b)(c)(d)                         1,311              1,317
CAPITAL ONE BANK FSB
   2.97%, 06/13/08 (a)                                  1,000                995
CITIGROUP, INC.
   8.40%, 04/30/18 (a)(b)                               1,000                993
COBANK ACB
   7.88%, 04/16/18 (c)                                  1,000              1,035
MIZUHO JGB INVESTMENT LLC
   9.87%, 06/30/08 (a)(b)(c)(d)                         9,000              9,009
NATEXIS AMBS CO., LLC
   8.44%, 06/30/08 (a)(b)(c)(d)                         1,450              1,454
RBS CAPITAL TRUST IV
   3.50%, 06/30/08 (a)(b)                               5,000              4,001
SKANDINAVISKA ENSKILDA BANKEN AB
   7.50%, 03/12/09 (b)(c)(d)                            2,400              2,414
TOKAI PREFERRED CAPITAL CO., LLC
   9.98%, 06/30/08 (a)(b)(c)(d)                        13,055             13,069
WACHOVIA CORP.
   7.98%, 09/15/08 (a)(b)                               3,000              2,920
                                                                     -----------
                                                                          41,799

BROKERAGE 0.7%
LEHMAN BROTHERS HOLDINGS, INC.
   6.88%, 05/02/18                                        500                486
MERRILL LYNCH & CO., INC.
   6.15%, 04/25/13                                        500                492
MORGAN STANLEY
   6.00%, 04/28/15                                      1,000                967
                                                                     -----------
                                                                           1,945

FINANCE COMPANY 1.8%
AMERICAN GENERAL FINANCE
   6.90%, 12/15/17 (d)                                  2,000              1,900
GENERAL ELECTRIC CAPITAL CORP.
   4.80%, 05/01/13                                      1,000                995
   5.63%, 05/01/18                                      1,000                990
ILFC E-CAPITAL TRUST I
   5.90%, 06/21/08 (a)(b)(c)                            1,040                883
                                                                     -----------
                                                                           4,768

INSURANCE 1.4%
ZFS FINANCE USA TRUST I
   6.15%, 06/15/08 (a)(b)(c)                            3,000              2,736
ZFS FINANCE USA TRUST III
   3.95%, 06/15/08 (a)(b)(c)(d)                         1,000                875
                                                                     -----------
                                                                           3,611
                                                                     -----------
                                                                          52,123

INDUSTRIAL 14.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.8%
REXAM PLC
   6.75%, 06/01/13 (b)(c)                               1,000                994
WASTE MANAGEMENT, INC.
   6.10%, 03/15/18 (b)                                  1,000                994
                                                                     -----------
                                                                           1,988

COMMUNICATIONS 4.4%
BSKYB FINANCE UK PLC
   5.63%, 10/15/15 (b)(c)                               1,000                971
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                       619                718
COX COMMUNICATIONS, INC.
   6.25%, 06/01/18 (b)                                  1,000              1,010
GRUPO TELEVISA S.A.
   6.00%, 05/15/18 (b)                                  1,000                983
NEWS AMERICA HOLDINGS, INC.
   9.25%, 02/01/13                                        500                570

SCHWAB PREMIER INCOME FUND

Portfolio Holdings (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)(d)                               1,166              1,213
   7.50%, 03/15/15 (b)                                    290                310
TCI COMMUNICATIONS, INC.
   9.80%, 02/01/12 (d)                                  1,000              1,096
TELECOM ITALIA CAPITAL S.A.
   7.00%, 06/04/18 (b)                                  1,000              1,005
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                     3,250              3,695
                                                                     -----------
                                                                          11,571

CONSUMER CYCLICAL 5.7%
CIRCUS & ELDORADO/SILVER LEGACY CAPITAL
   CORP.
   10.13%, 03/01/12 (b)                                 1,000              1,006
CVS CAREMARK CORP.
   6.30%, 06/01/08 (a)(b)(d)                            1,000                871
   6.94%, 01/10/30 (b)(c)                               1,988              1,937
FORD MOTOR CREDIT CO.
   6.75%, 08/15/08                                      4,000              3,987
   5.63%, 10/01/08                                        277                275
   5.80%, 01/12/09 (d)                                  1,000                981
KB HOME
   8.63%, 12/15/08 (d)                                  1,899              1,927
   7.75%, 02/01/10 (b)                                    260                257
MANDALAY RESORT GROUP
   9.38%, 02/15/10 (b)(d)                               1,315              1,358
TOLL CORP.
   8.25%, 02/01/11 (b)                                  2,490              2,415
                                                                     -----------
                                                                          15,014

CONSUMER NON-CYCLICAL 1.5%
MEDCO HEALTH SOLUTIONS, INC.
   6.13%, 03/15/13 (b)                                  2,000              2,025
PHILIP MORRIS INTERNATIONAL, INC.
   5.65%, 05/16/18                                      1,000                980
THE KROGER CO.
   5.00%, 04/15/13 (b)                                  1,000                988
                                                                     -----------
                                                                           3,993

ENERGY 1.3%
CONOCOPHILLIPS
   5.20%, 05/15/18 (b)                                  1,000                986
HUSKY OIL LTD.
   8.90%, 08/15/08 (a)(b)(d)                            1,582              1,598
XTO ENERGY, INC.
   5.50%, 06/15/18 (b)                                  1,000                962
                                                                     -----------
                                                                           3,546

TECHNOLOGY 0.8%
XEROX CORP.
   5.65%, 05/15/13 (b)                                  1,000                993
   6.35%, 05/15/18 (b)                                  1,000                989
                                                                     -----------
                                                                           1,982
                                                                     -----------
                                                                          38,094

UTILITIES 2.4%
--------------------------------------------------------------------------------

ELECTRIC 0.8%
NEVADA POWER CO.
   6.50%, 04/15/12 (b)                                  1,000              1,034
PACIFIC GAS & ELECTRIC CO.
   5.63%, 11/30/17 (b)                                  1,000              1,000
                                                                     -----------
                                                                           2,034

NATURAL GAS 1.6%
CENTERPOINT ENERGY RESOURCES CORP.
   6.13%, 11/01/17 (b)(d)                               1,000                981
ENERGY TRANSFER PARTNERS LP
   6.00%, 07/01/13 (b)                                    300                302
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/08 (a)(b)(d)                            2,000              2,012
MAGELLAN MIDSTREAM PARTNERS LP
   6.45%, 06/01/14 (b)                                  1,000              1,007
                                                                     -----------
                                                                           4,302
                                                                     -----------
                                                                           6,336
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $96,162)                                                            96,553
                                                                     -----------

ASSET-BACKED OBLIGATIONS 9.4% of net assets
ACE SECURITIES CORP.
   Series 2003-HS1 Class M3
   4.89%, 06/25/08 (a)(b)                               1,500              1,246
AMERIQUEST MORTGAGE SECURITIES, INC.
Series 2004-R10 Class M1
   3.09%, 06/25/08 (a)(b)(d)                            1,000                833
Series 2003-11 Class M5
   6.15%, 06/25/08 (a)(b)                                 178                 86
CAPITAL ONE MULTI-ASSET EXECUTION TRUST
   Series 2008-A5
   4.85%, 02/18/14 (b)                                  3,000              3,021
CARRINGTON MORTGAGE LOAN TRUST
   Series 2006-FRE1
   2.46%, 06/25/08 (a)(b)                                  25                 24
CITIBANK CREDIT CARD ISSUANCE TRUST
   Series 2006-A5 Class A5
   5.30%, 05/20/11 (b)                                    110                112
CITIFINANCIAL MORTGAGE SECURITIES, INC.
   Series 2004-1 Class AF2
   2.65%, 06/01/08 (a)(b)                                 626                602
DAIMLER CHRYSLER AUTO TRUST
   Series 2008-B Class A4A
   5.32%, 11/10/14 (b)                                  2,000              1,995
FREMONT HOME LOAN TRUST
   Series 2003-B Class M1
   3.44%, 06/25/08 (a)(b)(d)                            2,802              2,375
HFC HOME EQUITY LOAN ASSET BACKED
   CERTIFICATES
   Series 2006-4 Class A1F
   5.79%, 06/01/08 (a)(b)(d)                              929                924

SCHWAB PREMIER INCOME FUND

Portfolio Holdings (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
JP MORGAN MORTGAGE ACQUISITION CORP.
   Series 2006-CW1 Class A2
   2.43%, 06/25/08 (a)(b)                                  14                 14
LONG BEACH MORTGAGE LOAN TRUST
Series 2004-1 Class M2
   2.94%, 06/25/08 (a)(b)                               1,500              1,309
Series 2004-1 Class M6
   3.79%, 06/25/08 (a)(b)(d)                            1,076                879
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-WMC3 Class M4
   6.90%, 06/25/08 (a)(b)(d)                            3,213              2,417
MORGAN STANLEY ABS CAPITAL I
Series 2004-HE8 Class M1
   3.03%, 06/25/08 (a)(b)                               3,000              2,252
Series 2003-NC6 Class M1
   3.59%, 06/25/08 (a)(b)(d)                            1,297              1,102
NOVASTAR HOME EQUITY LOAN
Series 2004-4 Class M1
   3.01%, 06/25/08 (a)(b)(d)                              784                758
Series 2003-4 Class M1
   3.10%, 06/25/08 (a)(b)                               2,653              2,403
PARK PLACE SECURITIES, INC.
   Series 2004-MHQ1 Class M1
   3.09%, 06/25/08 (a)(b)(d)                            1,000                900
PINNACLE CAPITAL ASSET TRUST
   Series 2006-A Class B
   5.51%, 09/25/09 (b)(d)                               1,337              1,339
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2006-KS7 Class A1
   2.44%, 06/25/08 (a)(b)(d)                              166                165
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $25,372)                                                            24,756
                                                                     -----------

MORTGAGE-BACKED SECURITIES 39.2% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 10.5%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
   Series 2003-9 Class A2
   4.50%, 08/25/18 (b)                                  3,813              3,687
BANC OF AMERICA ALTERNATIVE LOAN TRUST
Series 2005-2 Class CB
   5.50%, 03/25/35 (b)(d)(e)                            2,603                679
Series 2005-5 Class CBIO
   5.50%, 06/25/35 (b)(d)(e)                            3,857                946
BANC OF AMERICA MORTGAGE SECURITIES, INC.
Series 2005-E Class 3A1
   5.23%, 06/01/08 (a)(b)(d)                            8,249              8,016
Series 2007-1 Class 2
   0.0%, 01/25/37 (b)(d)(f)                             1,267                743
BEAR STEARNS ADJUSTABLE RATE MORTGAGE
   TRUST
   Series 2005-1 Class 3A1
   5.18%, 06/01/08 (a)(b)(d)                            7,590              7,237
JP MORGAN MORTGAGE TRUST
Series 2007-A1 Class 6A1
   4.78%, 06/01/08 (a)(b)                               1,899              1,831
Series 2004-A6 Class 4A1
   5.47%, 06/01/08 (a)(b)(d)                            3,928              3,756
THORNBURG MORTGAGE SECURITIES TRUST
   Series 2005-4 Class A3
   2.62%, 06/25/08 (a)(b)                                 819                811
                                                                     -----------
                                                                          27,706

U.S. GOVERNMENT AGENCY MORTGAGES 28.7%
--------------------------------------------------------------------------------
FANNIE MAE
   5.30%, 06/01/08 (a)(d)                               3,324              3,311
   5.00%, 09/01/20 to 11/01/35(d)                      10,023              9,801
   5.50%, 04/01/21 to 01/01/36(d)                       5,701              5,725
   6.00%, 07/01/37 (d)                                 17,079             17,346
   6.50%, 11/01/37 (d)                                  7,148              7,378
FANNIE MAE INTEREST STRIPS
Series 368 Class 3
   4.50%, 11/01/20 (d)(e)                              12,685              1,876
Series 367 Class 2
   5.50%, 01/01/36 (d)(e)                               2,370                622
Series 370 Class 1
   0.0%, 05/25/36 (d)(f)                                2,280              1,728
FANNIE MAE TBA
   5.00%, 06/17/23                                      4,500              4,475
   6.00%, 06/12/38                                     10,000             10,145
   6.50%, 06/12/38                                      8,000              8,249
FREDDIE MAC GOLD
   3.50%, 05/01/11                                         49                 49
   4.50%, 01/01/13 to 09/01/15                             77                 77
   4.00%, 09/01/35                                         43                 39
FREDDIE MAC REMICS
Series 2701 Class 1A
   5.50%, 09/01/22 (b)(d)(e)                            1,314                 10
Series 2594 Class VY
   5.50%, 02/15/23 (b)(d)(e)                              683                 23
FREDDIE MAC STRIPS
Series 231 Class
   0.0%, 08/01/35 (d)(f)                                3,747              2,768
Series 232 Class
   5.00%, 08/01/35 (d)(e)                               2,879                730
   5.50%, 05/15/36 (d)(e)                               4,699              1,240
                                                                     -----------
                                                                          75,592
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $102,684)                                                          103,298
                                                                     -----------

U.S. GOVERNMENT SECURITIES 15.2% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITY 1.9%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   2.75%, 06/18/10                                      5,000              4,959

U.S. TREASURY OBLIGATIONS 13.3%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   1.75%, 03/31/10                                      1,500              1,478
   2.00%, 04/15/12                                     10,523             10,991

SCHWAB PREMIER INCOME FUND

Portfolio Holdings (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
   3.13%, 04/30/13                                      1,000                988
   3.50%, 05/31/13                                     18,000             18,078
   3.88%, 05/15/18                                      3,600              3,551
                                                                     -----------
                                                                          35,086
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $39,963)                                                            40,045
                                                                     -----------

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
PREFERRED STOCK 0.4% OF NET ASSETS
FANNIE MAE (b)                                        40,000                 970
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $980)                                                                  970
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 13.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 11.2%
--------------------------------------------------------------------------------
CHARIOT FUNDING LLC
   2.40%, 06/02/08                                      5,011              5,011
JUPITER SECURITIZATION CO., LLC
   2.45%, 06/03/08                                      5,000              5,000
LLOYDS TSB BANK PLC
   2.29%, 06/02/08                                      6,500              6,500
NIEUW AMSTERDAM RECEIVABLES CORP.
   2.50%, 06/02/08                                      6,500              6,500
RABOBANK USA FINANCIAL CORP.
   2.00%, 06/02/08                                      6,500              6,500
                                                                     -----------
                                                                          29,511

REPURCHASE AGREEMENT 1.7%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
dated 05/30/08, due 06/02/08 at 1.98%, with a
   maturity value of $4,412 (fully
   collateralized by Federal Home Loan Bank
   with a value of $4,502)                              4,411              4,411

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   1.87%, 08/28/08 (d)                                    400                398
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $34,318)                                                            34,320
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 05/31/08 the tax basis cost of the fund's investments was $299,509, and the unrealized appreciation and depreciation were $3,437 and ($3,004), respectively, with a net unrealized appreciation of $433.

(a)   Variable-rate security.

(b)   Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $39,682 or 15.1% of net assets.

(d) All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

In addition to the above, the fund held the following at 05/31/08. All numbers are x 1,000 except number of futures contracts.

                                                   NOTIONAL         UNREALIZED
                                                    AMOUNT        GAINS/(LOSSES)
                                                    (USD)             (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------
Receive fixed rate payments of 2.75%,
   Pay variable rate payments of 3 month
   LIBOR, expires 06/18/10, Barclays
   Bank plc                                          10,000                (160)
Receive variable rate payments of 3
   month LIBOR, Pay fixed rate payments
   of 4.50%, expires 06/18/18, Barclays
   Bank plc                                           2,500                  70
                                                                  --------------
NET UNREALIZED LOSSES ON INTEREST RATE SWAPS                                (90)

CREDIT DEFAULT SWAPS - PURCHASED PROTECTION
--------------------------------------------------------------------------------
COMCAST CABLE COMMUNICATONS, INC.,
   7.13% due 06/15/13, Pay fixed rate
      payments of 0.75%, expires 06/20//13,
      Barclays Bank plc                               5,000                  14

SCHWAB PREMIER INCOME FUND

Portfolio Holdings (Unaudited) continued

                                                   NOTIONAL      UNREALIZED
                                                   AMOUNT        GAINS/(LOSSES)
                                                   (USD)         (USD)
CREDIT DEFAULT SWAPS - SOLD PROTECTION
--------------------------------------------------------------------------------
TIME WARNER CABLE, INC.,
    5.85% due 05/01/17, Receive fixed rate
      payments of 1.25%, expires 06/20/13,
      Barclays Bank plc                               5,000                 (35)
                                                                  --------------
NET UNREALIZED LOSSES ON CREDIT DEFAULT SWAPS                               (21)
                                                                  --------------
TOTAL UNREALIZED LOSSES ON SWAP AGREEMENTS                                 (111)
                                                                  --------------
NET PREMIUM RECEIVED/PAID                                                   (11)
                                                                  --------------
SWAP AGREEMENTS, AT FAIR VALUE                                             (122)
                                                                  --------------

                                                                      UNREALIZED
                                    NUMBER OF         CONTRACT          GAINS/
                                    CONTRACTS          VALUE           (LOSSES)
FUTURES CONTRACTS
10 YEARS, LONG, U.S. TREASURY
   NOTE, expires 09/19/08                 326           36,644             (362)
2 YEARS, LONG, U.S. TREASURY
   NOTE, expires 09/30/08                  39            8,214              (24)
5 YEARS, LONG, U.S. TREASURY
   NOTE, expires 09/30/08                 145           15,941                2
5 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 09/30/08                 (15)          (1,649)              15
SHORT, U.S. TREASURY BOND,
   expires 09/19/08                       (20)          (2,270)              51
                                                                     -----------
NET UNREALIZED LOSSES                                                      (318)
                                                                     -----------

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 45.6%   FIXED-RATE OBLIGATIONS                             89,862       90,232
 57.7%   VARIABLE-RATE OBLIGATIONS                         116,603      114,197
--------------------------------------------------------------------------------
103.3%   TOTAL INVESTMENTS                                 206,465      204,429
(3.3)%   OTHER ASSETS AND LIABILITIES                                    (6,588)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     197,841

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 45.6% OF NET ASSETS

ALABAMA 1.5%
---------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCE AUTH
   RB (Baptist Health System) Series 2005A                     5.00%  11/15/09                    1,565         1,579
HEALTH CARE AUTH FOR BAPTIST HEALTH
   Bonds Series 2006D                                          5.00%  11/15/11                    1,350         1,400
                                                                                                          -----------
                                                                                                                2,979
ARIZONA 0.5%
---------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   RB (Banner Health) Series 2008A                             5.00%  01/01/10                    1,000         1,038
ARKANSAS  0.2%
---------------------------------------------------------------------------------------------------------------------
FORT SMITH
   Sales & Use Tax Refunding & Improvement Bonds Series 2006   3.95%  09/01/15 (a)                  480           479
CALIFORNIA 2.6%
---------------------------------------------------------------------------------------------------------------------
RIVERSIDE CNTY TRANSPORTATION COMMISSION
   Sales Tax RB Series 2008A                                   4.00%  12/01/09                    5,000         5,098

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
COLORADO 0.5%
---------------------------------------------------------------------------------------------------------------------
COLORADO HEALTH FACILITIES AUTH
   RB (Catholic Health Initiatives) Series 2008C6              3.95%  11/10/10                    1,000         1,012
FLORIDA 4.7%
---------------------------------------------------------------------------------------------------------------------
CITIZENS PROPERTY INSURANCE CORP
   High-Risk Account Sr Secured Refunding Bonds Series 2007A   5.00%  03/01/10 (a)                4,900         5,046
EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT
   Special Assessment RB Series 2006B                          5.00%  05/01/11                      470           444
HIGHLANDS CNTY HEALTH FACILITIES AUTH
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005A                               5.00%  11/15/09                      250           254
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005B                               5.00%  11/15/09                      500           508
HILLSBOROUGH CNTY IDA
   Pollution Control Refunding RB (Tampa Electric Company)
   Series 2006                                                 5.00%  03/15/12 (a)                1,000         1,002
SUNSHINE STATE GOVERNMENT FINANCING COMMISSION
   CP Revenue Notes                                            7.25%  07/01/16 (b)                2,000         2,000
                                                                                                          -----------
                                                                                                                9,254
INDIANA 1.8%
---------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH & EDUCATIONAL FACILITY FINANCING AUTH
   Hospital Refunding RB (Clarion Health Obligated Group)
      Series 2006B                                             5.00%  02/15/09                      720           733
SEYMOUR
   Economic Development Refunding RB (Union Camp Corp)
      Series 1992                                              6.25%  07/01/12                    2,670         2,800
                                                                                                          -----------
                                                                                                                3,533
IOWA 0.7%
---------------------------------------------------------------------------------------------------------------------
IOWA FINANCE AUTH
   Health Facilities Development Refunding RB (Care
      Initiatives) Series 2006A                                5.25%  07/01/10                    1,450         1,452
KANSAS 2.0%
---------------------------------------------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
   Health Facilities RB (Hays Medical Center) Series 2005M     3.75%  11/15/10 (a)                3,860         3,856
LOUISIANA 1.1%
---------------------------------------------------------------------------------------------------------------------
LOUISIANA
   GO Match Bonds Series 2006B                                 5.00%  07/15/11 (a)                2,000         2,121

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
MASSACHUSETTS 1.1%
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   RB (Linden Ponds Inc Facility) Series 2007A                 5.00%  11/15/10                    1,000         1,010
   RB (Linden Ponds Inc Facility) Series 2007A                 5.13%  11/15/12                    1,150         1,162
                                                                                                          -----------
                                                                                                                2,172
MICHIGAN 2.7%
---------------------------------------------------------------------------------------------------------------------
DETROIT
   Sewage Disposal System Second Lien RB Series 2001D2         5.50%  01/01/12 (a)                5,000         5,338
MISSISSIPPI 2.1%
---------------------------------------------------------------------------------------------------------------------
JACKSON STATE UNIV EDUCATIONAL BUILDING CORP
   RB (Campus Facilities) Series 2004B                         5.00%  03/01/11                    3,500         3,536
MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTH
   RB (Mississippi Baptist Health Systems Inc) Series 2007A    5.00%  08/15/09                      500           513
                                                                                                          -----------
                                                                                                                4,049
NEVADA 2.9%
---------------------------------------------------------------------------------------------------------------------
CLARK CNTY SPECIAL IMPROVEMENT DISTRICT NO.121
   Subordinate Local Improvement Refunding Bonds (Southern
      Highlands Area) Series 2006B                             4.35%  12/01/09                      450           446
   Subordinate Local Improvement Refunding Bonds (Southern
      Highlands Area) Series 2006B                             4.50%  12/01/10                      475           469
   Subordinate Local Improvement Refunding Bonds (Southern
      Highlands Area) Series 2006B                             4.60%  12/01/11                      240           235
HENDERSON
   Health Facility RB (Catholic Healthcare West) Series
      2007B                                                    4.00%  07/01/12                    2,000         2,028
HENDERSON LOCAL IMPROVEMENT DISTRICT NO. T-18
   Limited Obligation Improvement (Inspirada) Bonds            4.60%  09/01/11                    1,950         1,755
NORTH LAS VEGAS SPECIAL IMPROVEMENT DISTRICT NO. 60
   Subordinate Local Improvement Refunding Bonds (Aliante)
      Series 2006B                                             4.15%  12/01/08                      570           570
   Subordinate Local Improvement Refunding Bonds (Aliante)
      Series 2006B                                             4.35%  12/01/09                      295           295
                                                                                                          -----------
                                                                                                                5,798
NEW MEXICO 2.3%
---------------------------------------------------------------------------------------------------------------------
FARMINGTON
   Pollution Control Refunding RB (Southern California
      Edison Co-Four Corners) Series 2005A                     3.55%  04/01/10 (a)                4,450         4,459
NEW YORK 7.4%
---------------------------------------------------------------------------------------------------------------------
BUFFALO & FORT ERIE PUBLIC BRIDGE AUTH
   Toll Bridge System Refunding RB Bonds Series 2005           4.00%  07/01/10 (a)                5,000         5,148

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
METROPOLITAN TRANSPORTATION AUTH
   Commuter Facilities Service Contract Bonds Series 1997-3    7.38%  07/01/08                      505           507
NEW YORK STATE DORMITORY AUTH
   RB (State Univ Educational Facilities) Series 1990C         7.38%  05/15/10                      685           729
TROY IDA
   Civic Facility RB (Rensselaer Polytechnic Institute)
      Series 2002E                                             4.05%  09/01/11                    8,000         8,235
                                                                                                          -----------
                                                                                                               14,619
NORTH DAKOTA 0.5%
---------------------------------------------------------------------------------------------------------------------
WARD CNTY
   Health Care Facilities RB (Trinity Obligated Group)
      Series 2006                                              5.00%  07/01/11                    1,000         1,018
OREGON 0.2%
---------------------------------------------------------------------------------------------------------------------
FOREST GROVE
   Student Housing RB (Oak Tree Foundation) Series 2007        5.00%  03/01/14 (d)                  465           457
PENNSYLVANIA 3.6%
---------------------------------------------------------------------------------------------------------------------
HARRISBURG AUTH
   Refunding RB Series 1998A                                   5.00%  09/01/21 (a)                7,055         7,143
TEXAS 4.7%
---------------------------------------------------------------------------------------------------------------------
BRAZOS RIVER AUTH
   Refunding RB (Houston Industries) Series 1998A              5.13%  05/01/19 (a)                1,750         1,786
HARRIS CNTY HEALTH FACILITIES DEVELOPMENT CORP
   Hospital RB (Memorial Hermann Hospital System) Series
      1998                                                     5.25%  06/01/08 (a)                2,200         2,222
HOUSTON COMBINED UTILITY SYSTEM
   First Lien Refunding RB Series 2004C1                       5.00%  05/15/11 (a)                1,500         1,547
NORTH TEXAS TOLLWAY AUTH
   Dallas North Tollway System Refunding RB Series 2003B       5.00%  07/01/08 (a)                2,785         2,790
   Dallas North Tollway System Refunding RB Series 2003B       5.00%  01/01/38 (a)                  215           216
TARRANT CNTY CULTURAL EDUCATION FACILITIES FINANCE CORP
   RB (Buckner Retirement Services Inc) Series 2007            5.00%  11/15/08                      745           754
                                                                                                          -----------
                                                                                                                9,315
UTAH 2.0%
---------------------------------------------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
   Power Supply Refunding RB Series 1985E                      2.40%  07/01/18                    4,000         4,000
WYOMING 0.5%
---------------------------------------------------------------------------------------------------------------------
CAMPBELL CNTY RECREATION PROJECT JOINT POWERS BOARD
   Lease RB Series 2008                                        5.00%  06/15/11                    1,000         1,042
                                                                                                          -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $89,862)                                                                                              90,232
                                                                                                          -----------

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
VARIABLE-RATE OBLIGATIONS  57.7% OF NET ASSETS

ARIZONA  13.3%
---------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   Hospital RB (Phoenix Children's Hospital) Series 2007A      2.62%  02/02/15 (e)               20,500        19,593
MARICOPA CNTY IDA
   M/F Housing RB (AHF Affordable Housing Portfolio) Series
      2003B                                                    4.67%  06/12/08 (d)                6,755         6,754
                                                                                                          -----------
                                                                                                               26,347
CALIFORNIA 4.2%
---------------------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
   San Francisco Bay Area Toll Bridge RB Series 2006A1         2.53%  06/05/08 (a)(b)             6,000         6,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc)                                7.52%  06/19/08 (a)                2,350         2,350
                                                                                                          -----------
                                                                                                                8,350
FLORIDA 17.6%
---------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST AGENCY
   RB (Atlantic Housing Foundation Properties) Sr Series
      2005A                                                    8.17%  06/03/08 (d)               17,240        17,240
ORANGE CNTY HEALTH FACILITIES AUTH
   Hospital RB (Orlando Regional Healthcare System) Series
      1999A                                                    5.01%  06/19/08 (a)(d)            11,025        11,025
SUNSHINE STATE GOVERNMENT FINANCING COMMISSION
   RB Series 1986                                              4.00%  06/02/08 (a)(b)             6,500         6,500
                                                                                                          -----------
                                                                                                               34,765
MASSACHUSETTS 1.7%
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
   RB (New England Medical Center Hospitals) Series G2         4.35%  07/01/08 (a)                3,400         3,400
MINNESOTA 1.2%
---------------------------------------------------------------------------------------------------------------------
MINNEAPOLIS/ST. PAUL HOUSING & REDEVELOPMENT AUTH
   Health Care System RB (Allina Health System) Series
      2007B1                                                   2.50%  06/02/08 (a)(b)             2,300         2,300
MISSOURI 1.9%
---------------------------------------------------------------------------------------------------------------------
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
   Educational Facilities RB (Saint Louis Univ) Series 2006A   1.75%  06/02/08 (a)(b)             3,655         3,655

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                               MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                               RATE     DATE                ($ X 1,000)   ($ X 1,000)
NEW YORK 2.8%
---------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
   GO Bonds Fiscal 1995 Series B4                              1.50%  06/02/08 (a)(b)             5,500         5,500
OKLAHOMA 4.0%
---------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio) Series
      2003B                                                    4.08%  06/19/08 (d)                8,000         7,999
PENNSYLVANIA 3.0%
---------------------------------------------------------------------------------------------------------------------
SAYRE HEALTH CARE FACILITIES AUTH
   RB (Guthrie Health) Series 2007                             2.84%  12/01/24 (e)                7,250         5,981
PUERTO RICO 4.8%
---------------------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series 2005L                    4.00%  06/05/08 (a)(b)(c)          9,500         9,500
WASHINGTON 3.2%
---------------------------------------------------------------------------------------------------------------------
WASHINGTON HEALTH CARE FACILITIES AUTH
   RB (Fred Hutchinson Cancer Research Center) Series 2001A    4.61%  06/04/08 (a)(b)(c)          5,000         5,000
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.1) Series 1993A            4.00%  07/01/08 (a)                1,400         1,400
                                                                                                          -----------
                                                                                                                6,400
                                                                                                          -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $116,603)                                                                                            114,197
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 05/31/08, the tax basis cost of the fund's investments was $206,468 and the unrealized appreciation and depreciation were $725 and ($2,764), respectively, with a net unrealized depreciation of ($2,039).

(a)  Credit-enhanced security.
(b)  Liquidity-enhanced security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,500 or 7.3% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $43,475 or 22.0% of net assets. Subsequent to the reporting period the value of illiquid securities has been reduced to 10.1% of net assets.
(e)  Floating rate note, maturity shown is mandatory put date.

COP -- Certificate of participation
 GO -- General obligation

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

HFA -- Housing finance agency
IDA -- Industrial development authority
M/F -- Multi-family
 RB -- Revenue bond

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments
              ------------------

By:   /s/ Randall W. Merk
      ---------------------
      Randall W. Merk
      Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      ---------------------
      Randall W. Merk
      Chief Executive Officer

Date: July 21, 2008

By:   /s/ George Pereira
      ---------------------
      George Pereira
      Principal Financial Officer

Date: July 21, 2008